NYLIAC Variable Universal Life Annual Report

Variable Universal Life

Variable Universal Life 2000

Variable Universal Life Provider

Survivorship Variable Universal Life

Single Premium Variable Universal Life

Lifetime Wealth Variable Universal Life

Legacy Creator Single Premium Variable Universal Life

Variable Universal Life Accumulator

Survivorship Variable Universal Life Accumulator

December 31, 2011

Table of Contents – Annual Report and Fund Prospectus Supplements

Annual Report of the Investment Divisions of the MainStay VP Funds Trust

The 2011 Annual Report for the MainStay VP Funds Trust is provided to those NYLIAC Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions as of December 31, 2011:

Balanced Portfolio – Initial Class

Bond Portfolio – Initial Class

Cash Management Portfolio

Common Stock Portfolio – Initial Class

Conservative Allocation Portfolio – Initial Class

Convertible Portfolio – Initial Class

Floating Rate Portfolio – Initial Class

Government Portfolio – Initial Class

Growth Allocation Portfolio – Initial Class

Growth Equity Portfolio – Initial Class

High Yield Corporate Bond Portfolio – Initial Class

ICAP Select Equity Portfolio – Initial Class

Income Builder Portfolio – Initial Class

International Equity Portfolio – Initial Class

Large Cap Growth Portfolio – Initial Class

Mid Cap Core Portfolio – Initial Class

Moderate Allocation Portfolio – Initial Class

Moderate Growth Allocation Portfolio – Initial Class

S&P 500 Index Portfolio – Initial Class

U.S. Small Cap Portfolio – Initial Class

Annual Report of the Investment Divisions

(other than portfolios of the MainStay VP Funds Trust)

for New York Life Insurance and Annuity Corporation

The 2011 Annual Reports for the Investment Divisions (other than portfolios of the MainStay VP Funds Trust) available within the NYLIAC Variable Universal Life Insurance products are provided to policyowners according to their Investment Division allocations as of December 31, 2011 from among the following Investment Divisions:

Alger Capital Appreciation Portfolio – Class I-2 Shares

Alger Small Cap Growth – Class I-2 Shares, (Closed to new purchases)

AllianceBernstein VPS International Value Portfolio – Class A Shares

AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A

American Century VP Inflation Protection – Class II

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio – Small Cap Value Fund – Class 2

Delaware VIP Diversified Income Series – Standard Class

Delaware VIP Emerging Markets Series – Standard Class

Delaware VIP International Value Equity Series – Standard Class

Delaware VIP Small Cap Value Series – Standard Class

Delaware VIP Value Series – Standard Class

Dreyfus IP Technology Growth – Initial Shares

DWS Dreman Small Mid Cap Value VIP – Class A Shares

DWS Small Cap Index VIP – Class A

Fidelity® VIP Contrafund® Portfolio – Initial Class

Fidelity® VIP Equity-Income Portfolio – Initial Class

Fidelity® VIP Index 500 Portfolio – Initial Class

Fidelity® VIP Investment Grade Bond Portfolio – Initial Class

Fidelity® VIP Mid-Cap Portfolio – Initial Class

Fidelity® VIP Overseas Portfolio – Initial Class

Invesco V.I. Global Real Estate Fund – Series I Shares

Invesco V.I. International Growth Fund – Series I Shares

Invesco Van Kampen V.I. Mid Cap Value Fund – Series I Shares

Janus Aspen Balanced Portfolio – Institutional Shares

Janus Aspen Enterprise Portfolio – Institutional Shares

Janus Aspen Forty Portfolio – Institutional Shares

Janus Aspen Worldwide Portfolio – Institutional Shares

LVIP Baron Growth Opportunities Fund – Service Class Shares

MFS® New Discovery Series – Initial Class

MFS® Research Bond Series – Initial Class

MFS® Utilities Series – Initial Class

MFS® Value Series – Initial Class

MFS® VIT II International Value Portfolio – Initial Class

Neuberger AMT Mid Cap Growth Portfolio – Class I Shares

PIMCO Real Return Portfolio – Administrative Class Shares

PIMCO Total Return – Administrative Class Shares

Royce Micro-Cap Portfolio – Investment Class

Royce Small-Cap Portfolio – Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

The Merger Fund VL

UIF Emerging Markets Equity Portfolio – Class I

UIF U.S. Real Estate Portfolio – Class I

Van Eck VIP Global Hard Assets Fund – Initial Class Shares

Van Eck VIP Multi-Manager Alternatives Fund – Initial Class Shares

Victory VIF Diversified Stock Fund – Class A Shares

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

Dear Policyowner:

We’re pleased to present the December 31, 2011 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2011, your Annual Report package may contain the following:

•	The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

•	The Annual Report for the Investment Divisions available from the MainStay VP Funds Trust; and

•	The Annual Reports for the Investment Divisions (other than portfolios of the MainStay VP Funds Trust) you were invested in as of 12/31/11.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio’s performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2012

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NYLIAC Variable Universal Life Separate Account-I

Financial Statements

Group 1 Policies:	Variable Universal Life Survivorship Variable Universal Life – Series 1

Group 2 Policies:	Variable Universal Life 2000 – Series 1 Single Premium Variable Universal Life – Series 1

Group 3 Policies:	Pinnacle Variable Universal Life Pinnacle Survivorship Variable Universal Life

Group 4 Policies:

Variable Universal Life 2000 – Series 2

Survivorship Variable Universal Life – Series 2

Single Premium Variable Universal Life – Series 2

Single Premium Variable Universal Life – Series 3

Variable Universal Life Provider

Legacy Creator Single Premium Variable Universal Life

Variable Universal Life Accumulator

Survivorship Variable Universal Life Accumulator

Group 5 Policy:	Lifetime Wealth Variable Universal Life

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

ASSETS:
Investment at net asset value	$9,491,348	$40,232,845	$54,282,284
Dividends due and accrued	—	—	497
Net receivable (payable) to New York Life Insurance and Annuity Corporation	420	7,080	(12,248)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	66	429	1,704
Administrative charges	8	46	154

Total net assets	$9,491,694	$40,239,450	$54,268,675

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$2,844,625	$16,677,009	$14,076,324
Group 2 Policies	1,417,408	11,352,752	14,210,424
Group 3 Policies	—	2,103,605	8,681,660
Group 4 Policies	5,229,661	10,106,084	17,268,886
Group 5 Policies	—	—	31,381

Total net assets	$9,491,694	$40,239,450	$54,268,675

Group 1 variable accumulation unit value	$12.41	$26.44	$1.54

Group 2 variable accumulation unit value	$12.58	$19.83	$1.24

Group 3 variable accumulation unit value	$—	$17.59	$1.20

Group 4 variable accumulation unit value	$13.01	$17.15	$1.18

Group 5 variable accumulation unit value	$—	$—	$1.00

Identified Cost of Investment	$8,977,345	$37,990,106	$54,284,326

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class

$72,929,943	$9,472,282	$39,905,275	$13,459,467	$22,959,455	$27,006,250	$157,770,672
—	—	—	50,662	—	—	—

(27,332)	10	(23,845)	—	592	(3,176)	(21,951)

1,009	96	400	93	252	174	2,360
114	12	29	10	27	18	300

$72,901,488	$9,472,184	$39,881,001	$13,510,026	$22,959,768	$27,002,882	$157,746,061

$41,521,801	$4,196,097	$10,738,286	$3,591,758	$9,762,404	$6,444,390	$109,191,999
23,473,250	1,957,919	16,370,384	2,474,183	6,725,822	4,925,998	40,673,175
677,374	—	689,909	1,689,390	534,639	—	621,435
7,229,063	3,318,168	12,082,422	5,754,695	5,936,903	15,632,494	7,259,452
—	—	—	—	—	—	—

$72,901,488	$9,472,184	$39,881,001	$13,510,026	$22,959,768	$27,002,882	$157,746,061

$30.18	$12.84	$25.64	$12.07	$23.77	$10.66	$21.56

$11.53	$12.85	$18.27	$12.23	$18.54	$10.62	$8.27

$12.03	$—	$17.85	$12.09	$16.21	$—	$10.88

$13.77	$13.24	$18.01	$12.65	$15.90	$10.93	$12.21

$—	$—	$—	$—	$—	$—	$—

$79,773,996	$8,892,506	$37,233,415	$13,003,805	$22,465,023	$25,511,379	$136,289,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class

ASSETS:
Investment at net asset value	$122,286,318	$117,853,755	$50,285,035
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	11,262	(56,094)	(27,242)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,200	1,240	711
Administrative charges	136	130	90

Total net assets	$122,296,244	$117,796,291	$50,256,992

TOTAL NET ASSETS REPRESENTED BY:

Total Net Assets of Policyowners:
Group 1 Policies	$49,724,708	$47,233,170	$32,725,606
Group 2 Policies	27,968,624	33,470,486	12,669,933
Group 3 Policies	3,822,828	1,551,786	318,597
Group 4 Policies	40,773,136	35,538,886	4,542,856
Group 5 Policies	6,948	1,963	—

Total net assets	$122,296,244	$117,796,291	$50,256,992

Group 1 variable accumulation unit value	$35.65	$12.72	$26.65

Group 2 variable accumulation unit value	$23.13	$13.76	$13.22

Group 3 variable accumulation unit value	$24.17	$14.87	$14.72

Group 4 variable accumulation unit value	$23.06	$14.97	$15.60

Group 5 variable accumulation unit value	$10.38	$9.39	$—

Identified Cost of Investment	$117,381,404	$117,741,778	$52,572,771

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class

$42,431,956	$32,836,351	$67,280,400	$23,369,037	$37,848,546	$212,744,738	$16,579,889
—	—	—	—	—	—	—

(22,158)	37,146	(62,486)	(9)	25	(72,996)	14,121

380	305	494	203	290	2,399	115
41	20	45	23	31	271	9

$42,409,377	$32,873,172	$67,217,375	$23,368,802	$37,848,250	$212,669,072	$16,593,886

$15,135,346	$7,357,114	$16,311,350	$8,282,877	$11,436,533	$98,652,889	$3,133,519
9,713,516	13,378,739	16,327,469	4,900,006	7,388,380	55,963,695	4,643,277
—	1,185,788	—	—	—	17,078,665	—
17,534,629	10,951,437	34,578,556	10,185,919	19,023,337	40,973,823	8,817,090
25,886	94	—	—	—	—	—

$42,409,377	$32,873,172	$67,217,375	$23,368,802	$37,848,250	$212,669,072	$16,593,886

$20.84	$8.66	$16.74	$12.17	$11.51	$33.69	$12.55

$13.00	$11.91	$17.20	$12.17	$11.44	$11.21	$12.60

$—	$12.25	$—	$—	$—	$13.14	$—

$16.32	$13.87	$18.86	$12.63	$11.85	$14.31	$12.73

$8.03	$9.30	$—	$—	$—	$—	$—

$59,248,672	$26,929,755	$58,327,517	$21,553,011	$36,582,843	$190,569,545	$13,587,743

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares

ASSETS:
Investment at net asset value	$1,423,956	$33,599,854	$4,818,994
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(80)	(83,587)	(7,210)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	403	33
Administrative charges	—	39	3

Total net assets	$1,423,876	$33,515,825	$4,811,748

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$14,016,069	$925,907
Group 2 Policies	—	12,362,550	1,281,637
Group 3 Policies	1,422,054	761,326	—
Group 4 Policies	—	6,375,880	2,604,204
Group 5 Policies	1,822	—	—

Total net assets	$1,423,876	$33,515,825	$4,811,748

Group 1 variable accumulation unit value	$—	$15.63	$10.01

Group 2 variable accumulation unit value	$—	$11.98	$10.02

Group 3 variable accumulation unit value	$22.16	$19.56	$—

Group 4 variable accumulation unit value	$—	$21.27	$10.56

Group 5 variable accumulation unit value	$9.32	$—	$—

Identified Cost of Investment	$1,187,363	$23,789,430	$4,606,847

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II	American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class

$161	$220,142	$1,478,416	$1,207,432	$4,070,203	$86,743	$17,519
—	—	—	—	—	—	—

—	—	(13,735)	(10,992)	(339)	—	—

—	—	—	—	42	—	—
—	—	—	—	3	—	—

$161	$220,142	$1,464,681	$1,196,440	$4,069,819	$86,743	$17,519

$—	$—	$—	$—	$1,127,585	$—	$—
—	—	—	—	1,717,519	—	—
—	201,850	1,464,681	1,196,440	—	—	—
—	—	—	—	1,224,715	—	—
161	18,292	—	—	—	86,743	17,519

$161	$220,142	$1,464,681	$1,196,440	$4,069,819	$86,743	$17,519

$—	$—	$—	$—	$17.12	$—	$—

$—	$—	$—	$—	$12.30	$—	$—

$—	$14.97	$16.73	$17.01	$—	$—	$—

$—	$—	$—	$—	$14.33	$—	$—

$7.68	$11.35	$—	$—	$—	$10.64	$8.15

$167	$204,078	$1,655,198	$1,098,416	$4,049,932	$85,204	$20,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

ASSETS:
Investment at net asset value	$836	$3,279	$56,929
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$836	$3,279	$56,929

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$—
Group 2 Policies	—	—	—
Group 3 Policies	—	—	—
Group 4 Policies	—	—	—
Group 5 Policies	836	3,279	56,929

Total net assets	$836	$3,279	$56,929

Group 1 variable accumulation unit value	$—	$—	$—

Group 2 variable accumulation unit value	$—	$—	$—

Group 3 variable accumulation unit value	$—	$—	$—

Group 4 variable accumulation unit value	$—	$—	$—

Group 5 variable accumulation unit value	$8.06	$9.37	$10.47

Identified Cost of Investment	$901	$3,098	$55,748

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class

$13,257,392	$1,256,817	$1,837,483	$18,682	$162,365,286	$53,918,338	$3,420,262
—	—	—	—	—	—	—

(7,491)	(59)	(29)	—	(96,868)	(32,019)	—

79	—	14	—	1,668	554	—
6	—	2	—	173	61	—

$13,249,816	$1,256,758	$1,837,438	$18,682	$162,266,577	$53,885,704	$3,420,262

$2,038,804	$—	$545,633	$—	$63,034,400	$22,309,178	$—
3,288,769	—	346,738	—	45,672,946	13,492,863	—
453,260	1,256,758	—	—	12,650,743	2,402,284	3,420,262
7,468,983	—	945,067	—	40,886,698	15,681,284	—
—	—	—	18,682	21,790	95	—

$13,249,816	$1,256,758	$1,837,438	$18,682	$162,266,577	$53,885,704	$3,420,262

$11.55	$—	$10.10	$—	$28.31	$19.83	$—

$12.16	$—	$10.31	$—	$16.83	$13.90	$—

$15.96	$12.32	$—	$—	$18.15	$13.98	$11.33

$16.07	$—	$10.36	$—	$18.14	$13.87	$—

$—	$—	$—	$9.11	$9.20	$9.49	$—

$11,050,914	$1,309,420	$1,866,397	$20,120	$180,952,536	$62,888,251	$3,433,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class

ASSETS:
Investment at net asset value	$9,306,013	$1,066,796	$4,103,262
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	(8,496)	(12,861)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$9,306,013	$1,058,300	$4,090,401

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$—
Group 2 Policies	—	—	—
Group 3 Policies	9,275,683	935,076	4,062,552
Group 4 Policies	—	—	—
Group 5 Policies	30,330	123,224	27,849

Total net assets	$9,306,013	$1,058,300	$4,090,401

Group 1 variable accumulation unit value	$—	$—	$—

Group 2 variable accumulation unit value	$—	$—	$—

Group 3 variable accumulation unit value	$12.91	$16.11	$24.25

Group 4 variable accumulation unit value	$—	$—	$—

Group 5 variable accumulation unit value	$9.63	$10.78	$8.55

Identified Cost of Investment	$8,605,606	$1,029,840	$3,952,410

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas— Initial Class	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares

$4,938,592	$9,869	$4,058,674	$26,026	$110,776,827	$998,322	$8,343
—	—	—	—	—	—	—

(36)	—	22,955	—	(17,627)	(12,445)	—

—	—	26	—	1,347	—	—
—	—	2	—	107	—	—

$4,938,556	$9,869	$4,081,601	$26,026	$110,757,746	$985,877	$8,343

$—	$—	$861,963	$—	$38,960,092	$—	$—
—	—	889,580	—	51,562,920	—	—
4,936,943	—	—	—	1,977,193	940,121	—
—	—	2,327,531	—	18,257,541	—	—
1,613	9,869	2,527	26,026	—	45,756	8,343

$4,938,556	$9,869	$4,081,601	$26,026	$110,757,746	$985,877	$8,343

$—	$—	$8.50	$—	$31.59	$—	$—

$—	$—	$8.75	$—	$18.12	$—	$—

$14.10	$—	$—	$—	$17.93	$19.79	$—

$—	$—	$8.98	$—	$18.07	$—	$—

$7.97	$9.21	$9.19	$9.48	$—	$9.23	$8.95

$6,215,430	$11,073	$3,876,006	$27,121	$102,464,439	$761,620	$8,926

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class

ASSETS:
Investment at net asset value	$71,855,699	$170	$135,082
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(37,938)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	944	—	—
Administrative charges	85	—	—

Total net assets	$71,816,732	$170	$135,082

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$30,981,283	$—	$—
Group 2 Policies	31,659,186	—	—
Group 3 Policies	1,443,704	—	135,082
Group 4 Policies	7,732,559	—	—
Group 5 Policies	—	170	—

Total net assets	$71,816,732	$170	$135,082

Group 1 variable accumulation unit value	$15.86	$—	$—

Group 2 variable accumulation unit value	$8.78	$—	$—

Group 3 variable accumulation unit value	$10.36	$—	$13.23

Group 4 variable accumulation unit value	$11.11	$—	$—

Group 5 variable accumulation unit value	$—	$9.81	$—

Identified Cost of Investment	$71,753,441	$164	$133,402

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares	PIMCO Global Bond— Administrative Class Shares

$1,857,290	$122,706	$14,134,291	$57	$19,281	$606,936	$277,028
—	—	—	—	—	—	655

—	—	9,085	—	—	—	—

—	—	94	—	—	—	—
—	—	10	—	—	—	—

$1,857,290	$122,706	$14,143,272	$57	$19,281	$606,936	$277,683

$—	$—	$3,501,448	$—	$—	$—	$—
—	—	2,647,226	—	—	—	—
1,857,290	122,706	1,675,556	—	—	606,936	277,683
—	—	6,319,042	—	—	—	—
—	—	—	57	19,281	—	—

$1,857,290	$122,706	$14,143,272	$57	$19,281	$606,936	$277,683

$—	$—	$9.86	$—	$—	$—	$—

$—	$—	$9.93	$—	$—	$—	$—

$16.60	$12.00	$33.17	$—	$—	$18.73	$16.06

$—	$—	$10.19	$—	$—	$—	$—

$8.37	$—	$—	$9.48	$9.63	$9.47	$—

$1,709,760	$107,658	$12,775,207	$57	$20,500	$464,328	$267,065

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares

ASSETS:
Investment at net asset value	$145,640	$7,085,123	$2,490,466
Dividends due and accrued	230	857	6,043
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	45,860	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	53	—
Administrative charges	—	5	—

Total net assets	$145,870	$7,131,782	$2,496,509

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$1,866,387	$—
Group 2 Policies	—	1,650,325	—
Group 3 Policies	145,870	692,147	2,345,073
Group 4 Policies	—	2,922,923	—
Group 5 Policies	—	—	151,436

Total net assets	$145,870	$7,131,782	$2,496,509

Group 1 variable accumulation unit value	$—	$11.48	$—

Group 2 variable accumulation unit value	$—	$11.52	$—

Group 3 variable accumulation unit value	$12.04	$14.57	$15.02

Group 4 variable accumulation unit value	$—	$11.62	$—

Group 5 variable accumulation unit value	$—	$—	$10.40

Identified Cost of Investment	$145,570	$7,059,585	$2,792,076

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

$14,064,485	$11,307,510	$14,670	$57,243,945	$3,963	$810,481	$335
—	—	—	—	—	1,554	—

(8,907)	(1,151)	—	(2,238)	—	—	—

91	86	—	479	—	—	—
8	8	—	38	—	—	—

$14,055,479	$11,306,265	$14,670	$57,241,190	$3,963	$812,035	$335

$3,028,511	$3,038,438	$—	$13,962,895	$—	$—	$—
2,990,620	2,607,791	—	18,087,145	—	—	—
—	—	—	4,283,456	—	743,956	—
8,036,348	5,648,378	—	20,904,276	—	—	—
—	11,658	14,670	3,418	3,963	68,079	335

$14,055,479	$11,306,265	$14,670	$57,241,190	$3,963	$812,035	$335

$12.73	$12.56	$—	$15.16	$—	$—	$—

$12.81	$12.61	$—	$15.56	$—	$—	$—

$—	$—	$—	$14.59	$—	$13.70	$—

$13.15	$13.16	$—	$14.68	$—	$—	$—

$—	$9.34	$9.43	$9.36	$8.64	$10.17	$9.30

$12,961,508	$9,594,403	$15,460	$62,078,924	$4,357	$816,585	$348

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I

ASSETS:
Investment at net asset value	$44,490	$1,145,276	$50,272,003
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	(11,051)	(32,075)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	475
Administrative charges	—	—	46

Total net assets	$44,490	$1,134,225	$50,239,407

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$16,784,620
Group 2 Policies	—	—	14,510,814
Group 3 Policies	—	1,134,225	1,475,094
Group 4 Policies	—	—	17,466,709
Group 5 Policies	44,490	—	2,170

Total net assets	$44,490	$1,134,225	$50,239,407

Group 1 variable accumulation unit value	$—	$—	$23.67

Group 2 variable accumulation unit value	$—	$—	$24.70

Group 3 variable accumulation unit value	$—	$20.76	$27.51

Group 4 variable accumulation unit value	$—	$—	$28.27

Group 5 variable accumulation unit value	$9.95	$—	$8.74

Identified Cost of Investment	$47,839	$1,114,151	$59,699,910

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

$7,968,673	$43,464,359	$1,135,539	$25,780
—	—	—	—

17,269	(96,050)	—	—

53	299	—	—
6	30	—	—

$7,985,883	$43,367,980	$1,135,539	$25,780

$2,152,524	$10,859,458	$—	$—
1,304,507	8,865,217	—	—
1,556,209	2,274,071	1,075,511	—
2,970,459	21,346,866	—	—
2,184	22,368	60,028	25,780

$7,985,883	$43,367,980	$1,135,539	$25,780

$9.64	$18.14	$—	$—

$9.71	$17.69	$—	$—

$24.07	$35.48	$10.91	$—

$10.18	$18.83	$—	$—

$10.01	$8.11	$9.67	$8.90

$7,218,442	$43,486,868	$1,125,448	$27,503

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations

For the year ended December 31, 2011

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$148,427	$1,226,854	$5,627	$1,147,765	$190,473
Mortality and expense risk charges	(51,944)	(196,426)	(254,866)	(424,093)	(45,115)
Administrative charges	(2,844)	(16,095)	(14,546)	(43,766)	(3,432)

Net investment income (loss)	93,639	1,014,333	(263,785)	679,906	141,926

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,161,948	5,062,135	28,895,832	8,265,925	2,329,655
Cost of investments sold	(1,127,437)	(4,608,368)	(28,898,240)	(10,497,461)	(1,958,555)

Net realized gain (loss) on investments	34,511	453,767	(2,408)	(2,231,536)	371,100
Realized gain distribution received	—	569,744	—	—	34,457
Change in unrealized appreciation (depreciation) on investments	83,767	427,677	3,504	2,330,689	(351,480)

Net gain (loss) on investments	118,278	1,451,188	1,096	99,153	54,077

Net increase (decrease) in net assets resulting from operations	$211,917	$2,465,521	$(262,689)	$779,059	$196,003

	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$2,004,148	$1,586,411	$—	$620,077	$445,091
Mortality and expense risk charges	(290,246)	(268,311)	(171,586)	(387,589)	(131,857)
Administrative charges	(33,688)	(17,608)	(7,636)	(17,611)	(8,403)

Net investment income (loss)	1,680,214	1,300,492	(179,222)	214,877	304,831

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,935,917	4,999,235	3,493,227	5,687,240	4,037,362
Cost of investments sold	(6,533,750)	(5,907,769)	(2,473,986)	(7,157,005)	(4,304,317)

Net realized gain (loss) on investments	(1,597,833)	(908,534)	1,019,241	(1,469,765)	(266,955)
Realized gain distribution received	—	—	—	—	55,994
Change in unrealized appreciation (depreciation) on investments	1,680,897	(8,779,514)	(1,103,856)	(1,156,943)	(63,358)

Net gain (loss) on investments	83,064	(9,688,048)	(84,615)	(2,626,708)	(274,319)

Net increase (decrease) in net assets resulting from operations	$1,763,278	$(8,387,556)	$(263,837)	$(2,411,831)	$30,512

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

$1,019,084	$565,303	$750,368	$258,010	$774,640	$7,607,838	$1,756,024
(226,342)	(61,480)	(118,597)	(163,457)	(955,174)	(641,354)	(659,958)
(11,696)	(3,130)	(9,446)	(7,722)	(116,625)	(49,392)	(49,289)

781,046	500,693	622,325	86,831	(297,159)	6,917,092	1,046,777

4,999,407	3,043,694	4,315,406	6,234,472	15,804,310	13,456,074	9,315,004
(4,260,290)	(2,884,956)	(4,058,483)	(7,338,880)	(13,871,037)	(13,407,648)	(10,626,505)

739,117	158,738	256,923	(1,104,408)	1,933,273	48,426	(1,311,501)
—	—	186,552	—	—	—	—

(3,815,003)	(447,640)	111,547	278,094	(4,712,176)	(225,735)	(2,281,071)

(3,075,886)	(288,902)	555,022	(826,314)	(2,778,903)	(177,309)	(3,592,572)

$(2,294,840)	$211,791	$1,177,347	$(739,483)	$(3,076,062)	$6,739,783	$(2,545,795)

MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares(a)

$438,345	$3,712,802	$152,943	$1,461	$—	$23,951	$4
(210,434)	(1,128,140)	(90,216)	(2)	(198,915)	(26,495)	—
(11,893)	(103,511)	(3,228)	—	(15,531)	(963)	—

216,018	2,481,151	59,499	1,459	(214,446)	(3,507)	4

3,531,036	21,764,111	1,777,174	58,544	5,303,032	779,866	4
(3,744,765)	(18,289,105)	(1,368,551)	(53,647)	(2,370,296)	(446,425)	(5)

(213,729)	3,475,006	408,623	4,897	2,932,736	333,441	(1)
—	—	—	—	—	—	—

(688,238)	(2,863,372)	(1,001,279)	(7,048)	(3,963,243)	(798,971)	(6)

(901,967)	611,634	(592,656)	(2,151)	(1,030,507)	(465,530)	(7)

$(685,949)	$3,092,785	$(533,157)	$(692)	$(1,244,953)	$(469,037)	$(3)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II	American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class(a)

INVESTMENT INCOME (LOSS):
Dividend income	$7,680	$21,775	$22,130	$53,755	$4
Mortality and expense risk charges	(65)	—	—	(21,951)	(320)
Administrative charges	—	—	—	(1,238)	—

Net investment income (loss)	7,615	21,775	22,130	30,566	(316)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,370	239,018	55,908	620,518	931
Cost of investments sold	(15,094)	(289,567)	(72,989)	(644,502)	(923)

Net realized gain (loss) on investments	1,276	(50,549)	(17,081)	(23,984)	8
Realized gain distribution received	2,233	—	—	—	4
Change in unrealized appreciation (depreciation) on investments	10,051	(183,909)	8,775	154,810	1,539

Net gain (loss) on investments	13,560	(234,458)	(8,306)	130,826	1,551

Net increase (decrease) in net assets resulting from operations	$21,175	$(212,683)	$13,824	$161,392	$1,235

	DWS Small Cap Index VIP— Class A Shares(a)	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,740,605	$1,398,844	$13,283	$186,158
Mortality and expense risk charges	(63)	(882,513)	(294,266)	—	(99)
Administrative charges	—	(68,225)	(23,143)	—	—

Net investment income (loss)	(63)	789,867	1,081,435	13,283	186,059

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	146	15,531,687	6,584,796	227,170	187,116
Cost of investments sold	(174)	(13,958,099)	(7,436,565)	(240,455)	(224,338)

Net realized gain (loss) on investments	(28)	1,573,588	(851,769)	(13,285)	(37,222)
Realized gain distribution received	—	—	—	12,211	208,570
Change in unrealized appreciation (depreciation) on investments	(1,438)	(7,608,735)	(20,943)	(1,288)	(180,014)

Net gain (loss) on investments	(1,466)	(6,035,147)	(872,712)	(2,362)	(8,666)

Net increase (decrease) in net assets resulting from operations	$(1,529)	$(5,245,280)	$208,723	$10,921	$177,393

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Delaware VIP Emerging Markets Series— Standard Class(a)	Delaware VIP International Value Equity Series— Standard Class(a)	Delaware VIP Small Cap Value Series— Standard Class(a)	Delaware VIP Value Series— Standard Class(a)	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares

$1	$—	$—	$—	$—	$6,664	$19,400
(63)	(1)	(2)	(193)	(72,661)	—	(9,824)
—	—	—	—	(2,510)	—	(584)

(62)	(1)	(2)	(193)	(75,171)	6,664	8,992

572	27	30	501	3,777,043	342,074	446,683
(632)	(33)	(30)	(549)	(2,803,807)	(514,907)	(342,407)

(60)	(6)	—	(48)	973,236	(172,833)	104,276
—	—	—	—	—	—	—
(3,085)	(66)	181	1,181	(2,009,731)	(71,694)	(263,467)

(3,145)	(72)	181	1,133	(1,036,495)	(244,527)	(159,191)

$(3,207)	$(73)	$179	$940	$(1,111,666)	$(237,863)	$(150,199)

Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class	Invesco V.I. Global Real Estate Fund— Series I Shares(a)	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares(a)	Janus Aspen Balanced Portfolio— Institutional Shares

$50,359	$11,658	$81,836	$321	$56,470	$179	$2,821,144
(447)	(96)	(1)	(32)	(20,797)	(91)	(611,783)
—	—	—	—	(844)	—	(40,879)

49,912	11,562	81,835	289	34,829	88	2,168,482

118,638	716,462	813,814	113	299,923	234	12,308,215
(112,080)	(794,369)	(1,210,481)	(131)	(255,552)	(273)	(10,102,794)

6,558	(77,907)	(396,667)	(18)	44,371	(39)	2,205,421
10,491	7,725	11,388	—	—	—	6,039,611
4,321	(474,397)	(785,335)	(1,204)	(391,650)	(1,096)	(9,076,320)

21,370	(544,579)	(1,170,614)	(1,222)	(347,279)	(1,135)	(831,288)

$71,282	$(533,017)	$(1,088,779)	$(933)	$(312,450)	$(1,047)	$1,337,194

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares(a)	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class(a)	MFS® Investors Trust Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$18	$482,860	$—	$1,266
Mortality and expense risk charges	(165)	(26)	(444,363)	—	—
Administrative charges	—	—	(35,949)	—	—

Net investment income (loss)	(165)	(8)	2,548	—	1,266

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	48,804	92	8,937,607	5	10,220
Cost of investments sold	(40,446)	(103)	(10,254,545)	(6)	(10,437)

Net realized gain (loss) on investments	8,358	(11)	(1,316,938)	(1)	(217)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(23,558)	(583)	(10,655,256)	6	(3,444)

Net gain (loss) on investments	(15,200)	(594)	(11,972,194)	5	(3,661)

Net increase (decrease) in net assets resulting from operations	$(15,365)	$(602)	$(11,969,646)	$5	$(2,395)

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class

INVESTMENT INCOME (LOSS):
Dividend income	$4,045	$86,803	$58,771	$376,684	$40,169
Mortality and expense risk charges	—	(19,978)	(563)	(82,537)	(63,356)
Administrative charges	—	(1,113)	—	(3,369)	(3,107)

Net investment income (loss)	4,045	65,712	58,208	290,778	(26,294)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	255,432	2,285,197	88,801	2,040,858	1,853,101
Cost of investments sold	(249,729)	(2,205,376)	(84,646)	(2,583,555)	(1,790,683)

Net realized gain (loss) on investments	5,703	79,821	4,155	(542,697)	62,418
Realized gain distribution received	—	182,698	33,896	—	—
Change in unrealized appreciation (depreciation) on investments	(3,885)	109,132	(17,617)	(1,756,968)	(493,636)

Net gain (loss) on investments	1,818	371,651	20,434	(2,299,665)	(431,218)

Net increase (decrease) in net assets resulting from operations	$5,863	$437,363	$78,642	$(2,008,887)	$(457,512)

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class(a)	MFS® VIT II International Value Portfolio(a)	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares	PIMCO Global Bond— Administrative Class Shares

$—	$1,224	$408,329	$1	$216	$—	$7,330
—	—	(57,056)	—	(67)	—	—
—	—	(3,002)	—	—	—	—

—	1,224	348,271	1	149	—	7,330

305,693	28,038	2,619,266	29	206	39,807	55,527
(301,899)	(29,903)	(1,868,636)	(34)	(228)	(35,562)	(47,901)

3,794	(1,865)	750,630	(5)	(22)	4,245	7,626
282,779	—	—	—	—	—	6,160
(518,820)	(719)	(449,418)	—	(1,219)	(3,831)	212

(232,247)	(2,584)	301,212	(5)	(1,241)	414	13,998

$(232,247)	$(1,360)	$649,483	$(4)	$(1,092)	$414	$21,328

T. Rowe Price Blue Chip Growth Portfolio(a)	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio(a)	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price New America Growth Portfolio(a)	The Merger Fund VL(a)	UIF Emerging Markets Debt Portfolio— Class I

$—	$1,041,937	$67	$19,355	$1	$2,744	$30,681
(55)	(293,973)	(9)	(255)	—	(160)	—
—	(14,812)	—	—	—	—	—

(55)	733,152	58	19,100	1	2,584	30,681

150	6,270,622	23	194,587	9	467	60,898
(161)	(6,769,990)	(27)	(192,301)	(10)	(488)	(62,663)

(11)	(499,368)	(4)	2,286	(1)	(21)	(1,765)
—	—	—	6,380	20	—	9,557
(791)	(949,959)	(394)	(14,930)	(13)	(3,349)	20,457

(802)	(1,449,327)	(398)	(6,264)	6	(3,370)	28,249

$(857)	$(716,175)	$(340)	$12,836	$7	$(786)	$58,930

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares(a)

INVESTMENT INCOME (LOSS):
Dividend income	$247,292	$60,088	$592,518	$10,710	$89
Mortality and expense risk charges	(314,588)	(30,169)	(263,924)	(177)	(94)
Administrative charges	(20,120)	(1,963)	(13,372)	—	—

Net investment income (loss)	(87,416)	27,956	315,222	10,533	(5)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,110,528	1,620,769	7,293,704	179,233	224
Cost of investments sold	(8,505,548)	(1,412,064)	(7,404,529)	(197,532)	(265)

Net realized gain (loss) on investments	(395,020)	208,705	(110,825)	(18,299)	(41)
Realized gain distribution received	—	—	634,442	6,694	—
Change in unrealized appreciation (depreciation) on investments	(11,430,576)	162,270	(9,880,689)	(29,463)	(1,723)

Net gain (loss) on investments	(11,825,596)	370,975	(9,357,072)	(41,068)	(1,764)

Net increase (decrease) in net assets resulting from operations	$(11,913,012)	$398,931	$(9,041,850)	$(30,535)	$(1,769)

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

(This page intentionally left blank)

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$93,639	$78,042	$1,014,333	$994,575
Net realized gain (loss) on investments	34,511	(42,986)	453,767	385,076
Realized gain distribution received	—	—	569,744	501,226
Change in unrealized appreciation (depreciation) on investments	83,767	1,068,250	427,677	757,721

Net increase (decrease) in net assets resulting from operations	211,917	1,103,306	2,465,521	2,638,598

Contributions and (Withdrawals):
Payments received from policyowners	947,548	1,085,114	3,335,812	3,617,064
Cost of insurance	(609,877)	(620,302)	(2,357,037)	(2,437,963)
Policyowners’ surrenders	(381,050)	(284,116)	(2,352,352)	(2,211,999)
Net transfers from (to) Fixed Account	(147,938)	(142,783)	(734,518)	(553,223)
Transfers between Investment Divisions	(91,244)	(77,032)	1,307,210	2,251,241
Policyowners’ death benefits	(35,973)	(20,803)	(111,933)	(99,532)

Net contributions and (withdrawals)	(318,534)	(59,922)	(912,818)	565,588

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(86)	—	(259)

Increase (decrease) in net assets	(106,617)	1,043,298	1,552,703	3,203,927
NET ASSETS:
Beginning of year	9,598,311	8,555,013	38,686,747	35,482,820

End of year	$9,491,694	$9,598,311	$40,239,450	$38,686,747

	MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$500,693	$436,965	$622,325	$623,072
Net realized gain (loss) on investments	158,738	(128,612)	256,923	315,160
Realized gain distribution received	—	—	186,552	362,105
Change in unrealized appreciation (depreciation) on investments	(447,640)	586,415	111,547	(202,918)

Net increase (decrease) in net assets resulting from operations	211,791	894,768	1,177,347	1,097,419

Contributions and (Withdrawals):
Payments received from policyowners	1,535,191	1,501,265	2,215,718	2,512,363
Cost of insurance	(784,857)	(821,708)	(1,671,846)	(1,775,941)
Policyowners’ surrenders	(742,688)	(730,503)	(1,307,640)	(1,662,680)
Net transfers from (to) Fixed Account	(431,152)	(195,803)	(695,518)	(395,003)
Transfers between Investment Divisions	1,023,003	1,267,997	(439,738)	1,266,381
Policyowners’ death benefits	(71,797)	(55,103)	(71,745)	(240,767)

Net contributions and (withdrawals)	527,700	966,145	(1,970,769)	(295,647)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(77)	—	(98)

Increase (decrease) in net assets	739,491	1,860,836	(793,422)	801,674
NET ASSETS:
Beginning of year	12,770,535	10,909,699	23,753,190	22,951,516

End of year	$13,510,026	$12,770,535	$22,959,768	$23,753,190

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Cash Management		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Convertible— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(263,785)	$(267,756)	$679,906	$734,016	$141,926	$148,377	$781,046	$946,518
(2,408)	(51)	(2,231,536)	(5,623,113)	371,100	93,986	739,117	367,377
—	—	—	—	34,457	—	—	—

3,504	(6,380)	2,330,689	13,333,018	(351,480)	588,065	(3,815,003)	5,284,256

(262,689)	(274,187)	779,059	8,443,921	196,003	830,428	(2,294,840)	6,598,151

7,547,820	8,241,505	7,615,353	8,611,005	712,950	704,225	3,734,630	3,958,677
(4,489,868)	(4,691,348)	(5,581,330)	(5,834,420)	(526,193)	(487,704)	(2,741,401)	(2,717,238)
(12,757,375)	(10,994,466)	(4,917,849)	(4,826,609)	(633,513)	(691,098)	(2,618,360)	(2,358,077)
(2,327,071)	(303,602)	(1,804,734)	(2,709,424)	(304,786)	(61,336)	(833,400)	(1,257,679)
9,570,053	(1,670,213)	(2,017,399)	(2,579,621)	1,960,758	1,086,268	485,596	714,390
(134,574)	(75,493)	(214,507)	(432,544)	(55,761)	(82,270)	(281,361)	(135,591)

(2,591,015)	(9,493,617)	(6,920,466)	(7,771,613)	1,153,455	468,085	(2,254,296)	(1,795,518)

—	—	—	(1,129)	—	(65)	—	(605)

(2,853,704)	(9,767,804)	(6,141,407)	671,179	1,349,458	1,298,448	(4,549,136)	4,802,028

57,122,379	66,890,183	79,042,895	78,371,716	8,122,726	6,824,278	44,430,137	39,628,109

$54,268,675	$57,122,379	$72,901,488	$79,042,895	$9,472,184	$8,122,726	$39,881,001	$44,430,137

MainStay VP Growth Allocation— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$86,831	$158,326	$(297,159)	$(189,537)	$6,917,092	$6,256,198	$1,046,777	$305,955
(1,104,408)	(567,252)	1,933,273	(367,394)	48,426	753,012	(1,311,501)	(3,073,053)
—	—	—	—	—	—	—	—

278,094	4,181,295	(4,712,176)	18,431,100	(225,735)	6,315,316	(2,281,071)	21,717,147

(739,483)	3,772,369	(3,076,062)	17,874,169	6,739,783	13,324,526	(2,545,795)	18,950,049

4,587,972	4,842,868	19,199,407	21,517,559	11,190,315	11,578,780	12,775,602	13,871,950
(1,894,233)	(1,815,471)	(14,509,375)	(14,900,123)	(8,054,866)	(8,073,215)	(7,851,242)	(7,976,141)
(4,455,587)	(1,054,565)	(11,120,630)	(11,053,823)	(7,981,820)	(6,668,810)	(5,774,921)	(6,655,962)
(335,268)	(267,255)	(3,836,583)	(4,220,017)	(2,371,954)	(2,484,754)	(1,939,695)	(3,320,725)
(525,781)	146,509	(2,817,826)	(3,647,839)	1,296,501	2,576,196	(1,715,236)	(2,779,940)
(18,984)	(6,966)	(505,323)	(358,828)	(401,601)	(684,212)	(396,072)	(398,263)

(2,641,881)	1,845,120	(13,590,330)	(12,663,071)	(6,323,425)	(3,756,015)	(4,901,564)	(7,259,081)

—	(198)	—	(651)	—	(1,378)	—	(2,038)

(3,381,364)	5,617,291	(16,666,392)	5,210,447	416,358	9,567,133	(7,447,359)	11,688,930

30,384,246	24,766,955	174,412,453	169,202,006	121,879,886	112,312,753	125,243,650	113,554,720

$27,002,882	$30,384,246	$157,746,061	$174,412,453	$122,296,244	$121,879,886	$117,796,291	$125,243,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,680,214	$1,234,760	$1,300,492	$1,351,728
Net realized gain (loss) on investments	(1,597,833)	(2,506,841)	(908,534)	(936,640)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,680,897	7,872,316	(8,779,514)	1,618,947

Net increase (decrease) in net assets resulting from operations	1,763,278	6,600,235	(8,387,556)	2,034,035

Contributions and (Withdrawals):
Payments received from policyowners	4,932,734	5,436,131	5,808,339	6,450,293
Cost of insurance	(4,218,026)	(4,280,415)	(2,887,775)	(3,232,738)
Policyowners’ surrenders	(3,116,880)	(3,051,490)	(2,555,753)	(2,901,936)
Net transfers from (to) Fixed Account	(798,040)	(1,092,783)	(1,236,460)	(1,412,434)
Transfers between Investment Divisions	(231,433)	(797,199)	(1,185,929)	(1,712,114)
Policyowners’ death benefits	(237,173)	(280,087)	(51,249)	(302,421)

Net contributions and (withdrawals)	(3,668,818)	(4,065,843)	(2,108,827)	(3,111,350)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(695)	—	(338)

Increase (decrease) in net assets	(1,905,540)	2,533,697	(10,496,383)	(1,077,653)
NET ASSETS:
Beginning of year	52,162,532	49,628,835	52,905,760	53,983,413

End of year	$50,256,992	$52,162,532	$42,409,377	$52,905,760

	MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,481,151	$2,608,222	$59,499	$(76,397)
Net realized gain (loss) on investments	3,475,006	451,924	408,623	219,900
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,863,372)	25,365,776	(1,001,279)	3,340,341

Net increase (decrease) in net assets resulting from operations	3,092,785	28,425,922	(533,157)	3,483,844

Contributions and (Withdrawals):
Payments received from policyowners	20,782,754	23,258,192	2,099,561	2,329,982
Cost of insurance	(14,888,592)	(15,281,008)	(1,073,373)	(1,050,318)
Policyowners’ surrenders	(13,330,584)	(12,631,315)	(908,288)	(990,506)
Net transfers from (to) Fixed Account	(4,663,749)	(4,606,219)	(451,846)	(550,696)
Transfers between Investment Divisions	(4,873,633)	(5,787,118)	(148,869)	(225,206)
Policyowners’ death benefits	(464,593)	(1,039,509)	(23,470)	(21,127)

Net contributions and (withdrawals)	(17,438,397)	(16,086,977)	(506,285)	(507,871)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(2,959)	—	(159)

Increase (decrease) in net assets	(14,345,612)	12,335,986	(1,039,442)	2,975,814
NET ASSETS:
Beginning of year	227,014,684	214,678,698	17,633,328	14,657,514

End of year	$212,669,072	$227,014,684	$16,593,886	$17,633,328

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(179,222)	$(153,991)	$214,877	$(136,043)	$304,831	$336,995	$216,018	$331,552
1,019,241	571,625	(1,469,765)	(2,594,004)	(266,955)	(355,778)	(213,729)	(371,929)
—	—	—	—	55,994	—	—	—

(1,103,856)	3,960,728	(1,156,943)	16,503,053	(63,358)	2,482,889	(688,238)	4,507,415

(263,837)	4,378,362	(2,411,831)	13,773,006	30,512	2,464,106	(685,949)	4,467,038

3,596,355	3,751,678	7,812,146	8,665,908	2,594,445	2,600,723	5,372,220	5,613,190
(2,044,607)	(1,883,036)	(4,318,684)	(4,300,079)	(1,387,339)	(1,264,881)	(2,435,361)	(2,410,788)
(1,561,098)	(1,741,026)	(3,484,529)	(3,717,559)	(1,968,124)	(1,125,628)	(1,353,191)	(1,604,869)
(816,080)	(688,806)	(1,451,792)	(1,828,323)	(421,589)	188,796	(261,963)	(436,373)
1,431,505	1,424,293	(1,516,652)	(1,927,673)	391,786	2,072,569	367,419	1,688,448
(56,765)	(138,149)	(159,537)	(138,191)	(7,142)	(16,951)	(1,252,779)	(59,855)

549,310	724,954	(3,119,048)	(3,245,917)	(797,963)	2,454,628	436,345	2,789,753

—	(123)	—	(1,045)	—	(173)	—	(275)

285,473	5,103,193	(5,530,879)	10,526,044	(767,451)	4,918,561	(249,604)	7,256,516

32,587,699	27,484,506	72,748,254	62,222,210	24,136,253	19,217,692	38,097,854	30,841,338

$32,873,172	$32,587,699	$67,217,375	$72,748,254	$23,368,802	$24,136,253	$37,848,250	$38,097,854

Alger Capital Appreciation Portfolio— Class I-2 Shares		Alger Small Cap Growth Portfolio— Class I-2 Shares		AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares		AllianceBernstein VPS International Value Portfolio— Class A Shares
2011	2010	2011	2010	2011	2010	2011(a)

$1,459	$4,329	$(214,446)	$(208,350)	$(3,507)	$(2,851)	$4
4,897	(10,046)	2,932,736	2,055,156	333,441	295,397	(1)
—	—	—	—	—	—	—

(7,048)	165,851	(3,963,243)	6,123,878	(798,971)	473,174	(6)

(692)	160,134	(1,244,953)	7,970,684	(469,037)	765,720	(3)

78,441	55,842	2,812,471	3,264,752	796,312	549,519	—
(40,371)	(43,051)	(2,185,431)	(2,266,414)	(318,710)	(223,524)	(4)
(372)	—	(2,303,005)	(2,386,201)	(105,104)	(88,502)	—
1,774	(25)	(1,295,665)	(1,135,269)	(120,857)	(17,578)	168
102,796	50,061	(1,610,157)	(1,311,515)	323,009	1,092,623	—
—	—	(51,189)	(68,192)	(14,473)	(7,044)	—

142,268	62,827	(4,632,976)	(3,902,839)	560,177	1,305,494	164

—	—	—	(942)	—	(69)	—

141,576	222,961	(5,877,929)	4,066,903	91,140	2,071,145	161

1,282,300	1,059,339	39,393,754	35,326,851	4,720,608	2,649,463	—

$1,423,876	$1,282,300	$33,515,825	$39,393,754	$4,811,748	$4,720,608	$161

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	American Century® VP Inflation Protection— Class II		American Century® VP International— Class II
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,615	$2,702	$21,775	$33,338
Net realized gain (loss) on investments	1,276	2,165	(50,549)	(74,166)
Realized gain distribution received	2,233	—	—	—
Change in unrealized appreciation (depreciation) on investments	10,051	2,083	(183,909)	239,393

Net increase (decrease) in net assets resulting from operations	21,175	6,950	(212,683)	198,565

Contributions and (Withdrawals):
Payments received from policyowners	15,756	22,414	134,961	84,958
Cost of insurance	(5,225)	(10,934)	(72,098)	(71,492)
Policyowners’ surrenders	(9,019)	—	(26,311)	(7,118)
Net transfers from (to) Fixed Account	16,918	653	(937)	(9,952)
Transfers between Investment Divisions	(1,196)	33,807	(171,868)	90,682
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	17,234	45,940	(136,253)	87,078

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	38,409	52,890	(348,936)	285,643
NET ASSETS:
Beginning of year	181,733	128,843	1,813,617	1,527,974

End of year	$220,142	$181,733	$1,464,681	$1,813,617

	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class
	2011(a)	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1)	$(2)
Net realized gain (loss) on investments	(6)	—
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(66)	181

Net increase (decrease) in net assets resulting from operations	(73)	179

Contributions and (Withdrawals):
Payments received from policyowners	430	—
Cost of insurance	(41)	(30)
Policyowners’ surrenders	—	—
Net transfers from (to) Fixed Account	520	1,822
Transfers between Investment Divisions	—	1,308
Policyowners’ death benefits	—	—

Net contributions and (withdrawals)	909	3,100

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—

Increase (decrease) in net assets	836	3,279
NET ASSETS:
Beginning of year	—	—

End of year	$836	$3,279

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

American Century® VP Value— Class II		Calvert VP SRI Balanced Portfolio		Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class
2011	2010	2011	2010	2011(a)	2011(a)

$22,130	$21,568	$30,566	$34,620	$(316)	$(62)
(17,081)	(90,813)	(23,984)	(21,787)	8	(60)
—	—	—	—	4	—

8,775	210,123	154,810	415,295	1,539	(3,085)

13,824	140,878	161,392	428,128	1,235	(3,207)

81,037	91,113	479,278	489,537	3,798	1,644
(32,629)	(33,069)	(273,637)	(264,229)	(1,360)	(400)
(10,992)	—	(363,716)	(292,269)	—	—
(7,932)	(4,538)	(45,440)	(54,705)	83,125	19,295
(8,487)	(19,089)	(23,236)	23,464	(55)	187
—	—	(3,117)	(7,600)	—	—

20,997	34,417	(229,868)	(105,802)	85,508	20,726

—	—	—	(49)	—	—

34,821	175,295	(68,476)	322,277	86,743	17,519

1,161,619	986,324	4,138,295	3,816,018	—	—

$1,196,440	$1,161,619	$4,069,819	$4,138,295	$86,743	$17,519

Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares		Dreyfus VIF Opportunistic Small Cap— Initial Shares		DWS Dreman Small Mid Cap Value VIP—Class A Shares
2011(a)	2011	2010	2011	2010	2011	2010

$(193)	$(75,171)	$(60,232)	$6,664	$10,033	$8,992	$12,430
(48)	973,236	301,080	(172,833)	(69,048)	104,276	162,102
—	—	—	—	—	—	—

1,181	(2,009,731)	2,859,701	(71,694)	464,498	(263,467)	58,354

940	(1,111,666)	3,100,549	(237,863)	405,483	(150,199)	232,886

3,720	1,610,790	1,498,763	63,766	41,201	301,369	257,920
(1,132)	(1,000,101)	(823,993)	(18,072)	(16,224)	(128,023)	(90,049)
—	(619,371)	(728,340)	(164,059)	(19,446)	(63,435)	(53,136)
53,415	(648,843)	(271,362)	623	(3,990)	5,770	(2,173)
(14)	(114,854)	1,588,540	(97,689)	53,483	377,033	137,652
—	(57,281)	(18,536)	(1,300)	—	—	—

55,989	(829,660)	1,245,072	(216,731)	55,024	492,714	250,214

—	—	36	—	—	—	(16)

56,929	(1,941,326)	4,345,657	(454,594)	460,507	342,515	483,084

—	15,191,142	10,845,485	1,711,352	1,250,845	1,494,923	1,011,839

$56,929	$13,249,816	$15,191,142	$1,256,758	$1,711,352	$1,837,438	$1,494,923

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class
	2011(a)	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(63)	$789,867	$1,108,974
Net realized gain (loss) on investments	(28)	1,573,588	(404,086)
Realized gain distribution received	—	—	73,224
Change in unrealized appreciation (depreciation) on investments	(1,438)	(7,608,735)	24,487,153

Net increase (decrease) in net assets resulting from operations	(1,529)	(5,245,280)	25,265,265

Contributions and (Withdrawals):
Payments received from policyowners	2,505	15,585,940	17,144,047
Cost of insurance	(443)	(10,155,964)	(10,204,990)
Policyowners’ surrenders	—	(8,282,281)	(10,201,298)
Net transfers from (to) Fixed Account	18,110	(3,626,211)	(4,737,934)
Transfers between Investment Divisions	39	(2,438,329)	(1,104,061)
Policyowners’ death benefits	—	(188,754)	(607,261)

Net contributions and (withdrawals)	20,211	(9,105,599)	(9,711,497)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(2,346)

Increase (decrease) in net assets	18,682	(14,350,879)	15,551,422
NET ASSETS:
Beginning of year	—	176,617,456	161,066,034

End of year	$18,682	$162,266,577	$176,617,456

	Fidelity® VIP Mid Cap— Initial Class		Fidelity® VIP Overseas— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,562	$16,469	$81,835	$81,999
Net realized gain (loss) on investments	(77,907)	(39,905)	(396,667)	(29,467)
Realized gain distribution received	7,725	13,407	11,388	11,182
Change in unrealized appreciation (depreciation) on investments	(474,397)	1,109,410	(785,335)	711,122

Net increase (decrease) in net assets resulting from operations	(533,017)	1,099,381	(1,088,779)	774,836

Contributions and (Withdrawals):
Payments received from policyowners	206,979	276,877	80,571	127,677
Cost of insurance	(108,894)	(112,361)	(96,066)	(95,833)
Policyowners’ surrenders	(30,333)	(69,762)	(193,306)	(44,772)
Net transfers from (to) Fixed Account	(27,164)	19	(68,016)	(3,922)
Transfers between Investment Divisions	(422,755)	228,414	(41,933)	926,707
Policyowners’ death benefits	(2,869)	—	—	—

Net contributions and (withdrawals)	(385,036)	323,187	(318,750)	909,857

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(918,053)	1,422,568	(1,407,529)	1,684,693
NET ASSETS:
Beginning of year	5,008,454	3,585,886	6,346,085	4,661,392

End of year	$4,090,401	$5,008,454	$4,938,556	$6,346,085

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Growth— Initial Class		Fidelity® VIP Index 500— Initial Class		Fidelity® VIP Investment Grade Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,081,435	$678,178	$13,283	$8,611	$186,059	$157,593	$49,912	$34,113
(851,769)	(1,245,927)	(13,285)	(20,446)	(37,222)	(45,483)	6,558	6,946
—	—	12,211	10,350	208,570	131,433	10,491	10,383

(20,943)	7,853,334	(1,288)	682,485	(180,014)	908,653	4,321	20,446

208,723	7,285,585	10,921	681,000	177,393	1,152,196	71,282	71,888

5,708,724	6,244,633	4,965	9,570	125,608	146,342	34,523	103,138
(3,457,667)	(3,497,189)	(41,313)	(38,055)	(177,247)	(165,211)	(37,822)	(44,119)
(3,195,963)	(3,174,557)	(163,627)	(60,050)	(30,333)	(46,265)	(8,496)	(34,403)
(920,609)	(1,171,140)	—	(251)	28,174	(109)	92,252	1,266
(1,732,233)	(1,420,379)	122,997	15,986	432,898	757,337	(53,591)	(117,615)
(108,432)	(63,484)	—	—	—	—	—	—

(3,706,180)	(3,082,116)	(76,978)	(72,800)	379,100	692,094	26,866	(91,733)

—	(1,073)	—	—	—	—	—	—

(3,497,457)	4,202,396	(66,057)	608,200	556,493	1,844,290	98,148	(19,845)

57,383,161	53,180,765	3,486,319	2,878,119	8,749,520	6,905,230	960,152	979,997

$53,885,704	$57,383,161	$3,420,262	$3,486,319	$9,306,013	$8,749,520	$1,058,300	$960,152

Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V. I. International Growth Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares
2011(a)	2011	2010	2011(a)	2011	2010

$289	$34,829	$50,723	$88	$2,168,482	$2,625,930
(18)	44,371	(1,803)	(39)	2,205,421	1,810,619
—	—	—	—	6,039,611	—

(1,204)	(391,650)	297,521	(1,096)	(9,076,320)	4,310,089

(933)	(312,450)	346,441	(1,047)	1,337,194	8,746,638

753	620,383	494,594	1,779	9,724,415	11,115,370
(215)	(213,023)	(159,119)	(501)	(7,717,741)	(8,093,042)
—	(100,375)	(115,597)	—	(7,189,676)	(7,256,213)
10,216	(8,046)	(89,224)	25,767	(2,597,803)	(3,589,378)
48	757,525	344,736	28	(851,087)	(1,071,767)
—	(257)	(7,522)	—	(415,492)	(275,728)

10,802	1,056,207	467,868	27,073	(9,047,384)	(9,170,758)

—	—	3	—	—	(1,147)

9,869	743,757	814,312	26,026	(7,710,190)	(425,267)

—	3,337,844	2,523,532	—	118,467,936	118,893,203

$9,869	$4,081,601	$3,337,844	$26,026	$110,757,746	$118,467,936

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares
	2011	2010	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(165)	$495	$(8)
Net realized gain (loss) on investments	8,358	2,092	(11)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(23,558)	170,971	(583)

Net increase (decrease) in net assets resulting from operations	(15,365)	173,558	(602)

Contributions and (Withdrawals):
Payments received from policyowners	36,428	27,330	3,156
Cost of insurance	(24,370)	(25,389)	(681)
Policyowners’ surrenders	(26,201)	(133,132)	—
Net transfers from (to) Fixed Account	47,840	(1,702)	5,844
Transfers between Investment Divisions	126,236	28,210	626
Policyowners’ death benefits	—	—	—

Net contributions and (withdrawals)	159,933	(104,683)	8,945

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—

Increase (decrease) in net assets	144,568	68,875	8,343
NET ASSETS:
Beginning of year	841,309	772,434	—

End of year	$985,877	$841,309	$8,343

	MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,224	$1,233	$348,271	$204,294
Net realized gain (loss) on investments	(1,865)	(4,454)	750,630	(112,389)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(719)	23,709	(449,418)	1,056,889

Net increase (decrease) in net assets resulting from operations	(1,360)	20,488	649,483	1,148,794

Contributions and (Withdrawals):
Payments received from policyowners	2,746	2,746	1,850,024	1,584,608
Cost of insurance	(6,489)	(6,477)	(763,208)	(544,658)
Policyowners’ surrenders	—	—	(545,741)	(317,304)
Net transfers from (to) Fixed Account	—	(6)	(185,385)	80,939
Transfers between Investment Divisions	(19,883)	20,270	3,101,638	1,817,108
Policyowners’ death benefits	—	—	(30,916)	(1,001)

Net contributions and (withdrawals)	(23,626)	16,533	3,426,412	2,619,692

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	18

Increase (decrease) in net assets	(24,986)	37,021	4,075,895	3,768,504
NET ASSETS:
Beginning of year	147,692	110,671	10,067,377	6,298,873

End of year	$122,706	$147,692	$14,143,272	$10,067,377

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Janus Aspen Worldwide Portfolio— Institutional Shares		LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class
2011	2010	2011(a)	2011	2010	2011	2010

$2,548	$28,904	$—	$1,266	$1,530	$—	$—
(1,316,938)	(3,675,061)	(1)	(217)	(3,403)	3,794	(37,471)
—	—	—	—	—	282,779	—

(10,655,256)	15,727,237	6	(3,444)	14,788	(518,820)	614,690

(11,969,646)	12,081,080	5	(2,395)	12,915	(232,247)	577,219

8,849,010	9,719,975	—	9,888	11,207	15,792	26,480
(5,706,300)	(6,105,674)	(4)	(8,404)	(8,846)	(31,042)	(27,666)
(5,587,065)	(6,607,471)	—	—	(5,803)	—	(98,228)
(2,178,505)	(1,802,329)	169	—	(7)	(3)	(28)
(1,476,204)	(1,976,094)	—	(2,045)	11,068	(165,681)	315,379
(169,299)	(207,208)	—	—	—	—	—

(6,268,363)	(6,978,801)	165	(561)	7,619	(180,934)	215,937

—	(1,629)	—	—	—	—	—

(18,238,009)	5,100,650	170	(2,956)	20,534	(413,181)	793,156

90,054,741	84,954,091	—	138,038	117,504	2,270,471	1,477,315

$71,816,732	$90,054,741	$170	$135,082	$138,038	$1,857,290	$2,270,471

MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares		PIMCO Global Bond— Administrative Class Shares
2011(a)	2011(a)	2011	2010	2011	2010

$1	$149	$—	$—	$7,330	$6,828
(5)	(22)	4,245	(941)	7,626	3,494
—	—	—	—	6,160	6,774

—	(1,219)	(3,831)	121,335	212	10,772

(4)	(1,092)	414	120,394	21,328	27,868

38	1,930	20,928	19,177	27,164	18,292
(9)	(483)	(13,303)	(11,340)	(14,336)	(15,195)
—	—	(5,163)	—	(7,493)	(1,731)
32	18,932	(65)	(3,810)	(29,643)	22,497
—	(6)	64,389	18,785	(7,245)	46,313
—	—	—	—	—	—

61	20,373	66,786	22,812	(31,553)	70,176

—	—	—	—	—	—

57	19,281	67,200	143,206	(10,225)	98,044

—	—	539,736	396,530	287,908	189,864

$57	$19,281	$606,936	$539,736	$277,683	$287,908

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,045	$6,228	$65,712	$14,281
Net realized gain (loss) on investments	5,703	2,934	79,821	(17,717)
Realized gain distribution received	—	1,062	182,698	26,218
Change in unrealized appreciation (depreciation) on investments	(3,885)	11,166	109,132	35,767

Net increase (decrease) in net assets resulting from operations	5,863	21,390	437,363	58,549

Contributions and (Withdrawals):
Payments received from policyowners	7,846	5,670	700,002	256,869
Cost of insurance	(12,808)	(14,072)	(292,126)	(103,320)
Policyowners’ surrenders	—	—	(134,748)	(54,787)
Net transfers from (to) Fixed Account	1	—	(124,627)	157,125
Transfers between Investment Divisions	(182,139)	(84,330)	3,453,036	2,503,601
Policyowners’ death benefits	—	—	(1,198)	—

Net contributions and (withdrawals)	(187,100)	(92,732)	3,600,339	2,759,488

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(181,237)	(71,342)	4,037,702	2,818,037
NET ASSETS:
Beginning of year	327,107	398,449	3,094,080	276,043

End of year	$145,870	$327,107	$7,131,782	$3,094,080

	T. Rowe Price Equity Income Portfolio		T. Rowe Price International Stock Portfolio
	2011	2010	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$733,152	$784,060	$58
Net realized gain (loss) on investments	(499,368)	(735,874)	(4)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(949,959)	7,696,299	(394)

Net increase (decrease) in net assets resulting from operations	(716,175)	7,744,485	(340)

Contributions and (Withdrawals):
Payments received from policyowners	5,897,503	6,708,227	1,195
Cost of insurance	(3,322,637)	(3,361,646)	(249)
Policyowners’ surrenders	(2,650,075)	(3,294,006)	—
Net transfers from (to) Fixed Account	(1,365,749)	(1,146,672)	2,050
Transfers between Investment Divisions	(1,409,331)	(223,028)	1,307
Policyowners’ death benefits	(237,915)	(314,001)	—

Net contributions and (withdrawals)	(3,088,204)	(1,631,126)	4,303

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(945)	—

Increase (decrease) in net assets	(3,804,379)	6,112,414	3,963
NET ASSETS:
Beginning of year	61,045,569	54,933,155	—

End of year	$57,241,190	$61,045,569	$3,963

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

PIMCO Total Return— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio
2011	2010	2011	2010	2011	2010	2011(a)

$58,208	$51,536	$290,778	$177,332	$(26,294)	$(43,239)	$(55)
4,155	(1,190)	(542,697)	(523,130)	62,418	(167,514)	(11)
33,896	66,789	—	—	—	—	—

(17,617)	42,875	(1,756,968)	3,716,957	(493,636)	2,003,176	(791)

78,642	160,010	(2,008,887)	3,371,159	(457,512)	1,792,423	(857)

76,387	47,621	2,563,799	2,035,624	1,570,549	1,470,276	317
(69,074)	(70,988)	(982,164)	(835,964)	(704,320)	(642,456)	(145)
—	(37,185)	(753,707)	(435,217)	(453,096)	(442,229)	—
120,396	23,167	(428,440)	(307,764)	(308,179)	(33,284)	15,355
188,682	489,572	445,944	672,497	274,037	962,708	—
—	—	(36,959)	(27,878)	(2,964)	(16,502)	—

316,391	452,187	808,473	1,101,298	376,027	1,298,513	15,527

—	—	—	(108)	—	(120)	—

395,033	612,197	(1,200,414)	4,472,349	(81,485)	3,090,816	14,670

2,101,476	1,489,279	15,255,893	10,783,544	11,387,750	8,296,934	—

$2,496,509	$2,101,476	$14,055,479	$15,255,893	$11,306,265	$11,387,750	$14,670

T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I
2011	2010	2011(a)	2011(a)	2011	2010

$19,100	$22,547	$1	$2,584	$30,681	$33,315
2,286	3,904	(1)	(21)	(1,765)	(6,635)
6,380	—	20	—	9,557	—

(14,930)	(3,196)	(13)	(3,349)	20,457	47,391

12,836	23,255	7	(786)	58,930	74,071

117,471	112,322	—	2,267	46,230	42,230
(24,132)	(35,348)	(9)	(754)	(27,120)	(28,904)
—	(6,711)	—	—	(11,051)	(9,661)
66,557	(1,476)	337	43,807	(29,113)	24,750
(152,808)	(44,003)	—	(44)	265,181	(15,698)
—	—	—	—	—	—

7,088	24,784	328	45,276	244,127	12,717

—	—	—	—	—	—

19,924	48,039	335	44,490	303,057	86,788

792,111	744,072	—	—	831,168	744,380

$812,035	$792,111	$335	$44,490	$1,134,225	$831,168

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(87,416)	$29,413	$27,956	$68,787
Net realized gain (loss) on investments	(395,020)	546,417	208,705	409,764
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(11,430,576)	9,894,400	162,270	778,030

Net increase (decrease) in net assets resulting from operations	(11,913,012)	10,470,230	398,931	1,256,581

Contributions and (Withdrawals):
Payments received from policyowners	6,380,548	6,527,086	950,728	724,630
Cost of insurance	(3,598,631)	(3,902,212)	(381,229)	(307,004)
Policyowners’ surrenders	(3,820,742)	(3,651,503)	(184,297)	(133,626)
Net transfers from (to) Fixed Account	(1,373,512)	(879,029)	(27,208)	(62,187)
Transfers between Investment Divisions	(2,587,727)	(595,479)	687,289	2,414,730
Policyowners’ death benefits	(191,399)	(100,084)	(7,390)	(3,130)

Net contributions and (withdrawals)	(5,191,463)	(2,601,221)	1,037,893	2,633,413

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(529)	—	(37)

Increase (decrease) in net assets	(17,104,475)	7,868,480	1,436,824	3,889,957
NET ASSETS:
Beginning of year	67,343,882	59,475,402	6,549,059	2,659,102

End of year	$50,239,407	$67,343,882	$7,985,883	$6,549,059

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class		Van Eck VIP Multi-Manager Alternatives— Initial Class		Victory VIF Diversified Stock Fund— Class A Shares
2011	2010	2011	2010	2011(a)

$315,222	$(81,460)	$10,533	$—	$(5)
(110,825)	(461,067)	(18,299)	(3,901)	(41)
634,442	—	6,694	—	—
(9,880,689)	11,993,250	(29,463)	61,481	(1,723)

(9,041,850)	11,450,723	(30,535)	57,580	(1,769)

6,434,901	6,180,054	62,468	28,476	2,010
(3,168,053)	(2,918,306)	(16,780)	(15,604)	(549)
(2,369,176)	(1,911,649)	(165,437)	—	—
(827,245)	(671,815)	51,799	417	26,046
574,280	(12,864)	(49)	61,850	42
(185,488)	(85,547)	—	—	—

459,219	579,873	(67,999)	75,139	27,549

—	(712)	—	—	—

(8,582,631)	12,029,884	(98,534)	132,719	25,780

51,950,611	39,920,727	1,234,073	1,101,354	—

$43,367,980	$51,950,611	$1,135,539	$1,234,073	$25,780

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Universal Life Separate Account (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (Legacy Creator SPVUL), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”)) and Group 5 policy (Lifetime Wealth Variable Universal Life (LWVUL)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved new products by September 28, 1999. Sales of VUL Provider, VUL 2000 and SVUL were discontinued on May 23, 2008, or the date New York Life Variable Universal Life Accumulator (VUL Accumulator) and New York Life Survivorship Variable Universal Life Accumulator (SVUL Accumulator) were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL AD103 were discontinued on January 1, 2009 in all jurisdictions.

All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Funds Trust, the Invesco Variable Insurance Funds, the Alger American Fund, the AllianceBernstein® Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Delaware VIP® Trust, the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity® Variable Insurance Products Fund, the Janus Aspen Series, The Merger Fund VL, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account represent the general account assets of NYLIAC and not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced—Initial Class

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Allocation—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP Moderate Allocation—Initial Class

MainStay VP Moderate Growth Allocation—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Capital Appreciation Portfolio—Class I-2 Shares

Alger Small Cap Growth Portfolio—Class I-2 Shares

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A Shares

AllianceBernstein VPS International Value Portfolio—Class A Shares

American Century® VP Inflation Protection—Class II

American Century® VP International—Class II

American Century® VP Value—Class II

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP Emerging Markets Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Delaware VIP Value Series—Standard Class

Dreyfus IP Technology Growth—Initial Shares

Dreyfus VIF Opportunistic Small Cap—Initial Shares

DWS Dreman Small Mid Cap Value VIP—Class A Shares

DWS Small Cap Index VIP—Class A Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Fidelity® VIP Growth—Initial Class

Fidelity® VIP Index 500—Initial Class

Fidelity® VIP Investment Grade Bond—Initial Class

Fidelity® VIP Mid Cap—Initial Class

Fidelity® VIP Overseas—Initial Class

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco Van Kampen V.I. Mid Cap Value Fund—Series I Shares

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

LVIP Baron Growth Opportunities Fund—Service Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Research Bond Series—Initial Class

MFS® Research Series—Initial Class

MFS® Utilities Series—Initial Class

MFS® Value Series—Initial Class

MFS® VIT II International Value Portfolio

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I Shares

PIMCO Global Bond—Administrative Class Shares

PIMCO Low Duration—Administrative Class Shares

PIMCO Real Return—Administrative Class Shares

PIMCO Total Return—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

The Merger Fund VL

UIF Emerging Markets Debt Portfolio—Class I

UIF Emerging Markets Equity Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Global Hard Assets—Initial Class

Van Eck VIP Multi-Manager Alternatives—Initial Class

Victory VIF Diversified Stock Fund—Class A Shares

Not all investment divisions are available under all policies.

All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: Columbia Variable Portfolio—Small Cap Value Fund—Class 2 and MFS® Research Bond Series—Initial Class.

For SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner’s instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner’s instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL Policies issued on or after May 15th, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. Lifetime Wealth VUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the Fund Portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC VUL Separate Account-I

On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio—Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio—Service Class
PIMCO Real Return Portfolio—Administrative Class	MainStay VP PIMCO Real Return Portfolio—Initial Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I—2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio—Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio—Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

A

t December 31, 2011, the investments of VUL Separate Account-I are as follows:

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

Number of shares	861	2,688	54,284	4,554
Identified cost	$8,977	$37,990	$54,284	$79,774

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

Number of shares	9,696	3,546	4,104	2,201
Identified cost	$117,742	$52,573	$59,249	$26,930

Investment activity for the year ended December 31, 2011, was as follows:

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

Purchases	$933	$5,718	$26,064	$2,017
Proceeds from sales	1,162	5,062	28,896	8,266

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

Purchases	$5,490	$2,969	$4,201	$3,803
Proceeds from sales	9,315	4,936	4,999	3,493

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

835	3,600	1,484	1,956	2,852	6,535	12,850
$8,893	$37,233	$13,004	$22,465	$25,511	$136,289	$117,381

MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares

5,904	2,172	3,724	8,369	1,850	27	1,083
$58,328	$21,553	$36,583	$190,570	$13,588	$1,187	$23,789

MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

$3,672	$3,540	$4,086	$3,151	$3,667	$1,914	$14,057
2,330	4,999	3,044	4,315	6,234	15,804	13,456

MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares

$2,844	$3,599	$4,190	$6,861	$1,317	$202	$536
5,687	4,037	3,531	21,764	1,777	59	5,303

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II

Number of shares	312	—	19	199
Identified cost	$4,607	$—	$204	$1,655

	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares

Number of shares	1,108	48	162	2
Identified cost	$11,051	$1,309	$1,866	$20

	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II

Purchases	$1,344	$—	$43	$122
Proceeds from sales	780	—	16	239

	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares

Purchases	$2,889	$132	$946	$20
Proceeds from sales	3,777	342	447	—

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

208	2,327	8	1	—	—	3
$1,098	$4,050	$85	$21	$1	$3	$56

Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class

7,053	2,885	93	72	82	141	362
$180,953	$62,888	$3,434	$8,606	$1,030	$3,952	$6,215

American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

$110	$422	$86	$21	$1	$3	$56
56	621	1	1	—	—	1

Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class

$7,270	$3,977	$176	$961	$214	$364	$588
15,532	6,585	227	187	119	716	814

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

Number of shares	1	154	2	4,160
Identified cost	$11	$3,876	$27	$102,464

	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares

Number of shares	542	—	1	22
Identified cost	$12,775	$—	$21	$464

	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

Purchases	$11	$1,367	$27	$11,471
Proceeds from sales	—	300	—	12,308

	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares

Purchases	$6,370	$—	$21	$107
Proceeds from sales	2,619	—	—	40

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class

26	—	2,782	—	7	130	7
$762	$9	$71,753	$—	$133	$1,710	$108

PIMCO Global Bond— Administrative Class Shares	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

20	14	508	226	1,351	1,123	1
$267	$146	$7,060	$2,792	$12,962	$9,594	$15

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class

$221	$9	$2,698	$—	$11	$408	$6
49	—	8,938	—	10	306	28

PIMCO Global Bond— Administrative Class Shares	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

$37	$73	$6,103	$496	$3,144	$2,210	$16
56	255	2,285	89	2.041	1,853	—

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Number of shares	2,948	—	163	—
Identified cost	$62,079	$4	$817	$—

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Purchases	$3,904	$4	$228	$—
Proceeds from sales	6,271	—	195	—

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi- Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

4	138	4,012	587	1,413	116	3
$48	$1,114	$59,700	$7,218	$43,487	$1,125	$28

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi- Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

$48	$356	$2,836	$2,666	$8,787	$128	$28
—	61	8,111	1,621	7,294	179	—

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

•

State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

•

Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Lifetime Wealth VUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to Target Premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over Target Premium 1 and up to Target Premium 2; we also deduct 8.75% of all premiums paid over Target Premium 2. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment over Target Premium 1. Target Premium 1 and Target Premium 2 are determined at the time the policy is issued, and is indicated on the policy data page.

For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

NYLIAC VUL Separate Account-I

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. The changes disclosed below were in effect for each of the five periods presented in the Financial Highlights section. (Not all charges are deducted from all products, as shown below).

•

Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
Lifetime Wealth VUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25

*	If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

•

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

For SVUL (Series 2)**( the administrative charge is .10%, based on the amount of cash value in the Separate Account.

For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

•

Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

•

Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Lifetime Wealth VUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

For VUL Accumulator, this charge is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For SVUL Accumulator, this charge is based on both insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

•

Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3***( currently the deferred sales expense charge is equal to 0.40%.

•	Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:

•

Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

•

Group 3 Policies: The Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%.

•

Group 4 Policies: On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

For Legacy Creator SPVUL, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in the Separate Account. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in the Separate Account.

•

Group 5 Policies: For Lifetime Wealth VUL policies, the mortality and expense risk charge currently ranges from 0.75% to 0.25% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on Lifetime Wealth VUL policies will never exceed an annual rate of 0.75%.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.
***	Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.
****	Includes a.10% administrative service charge.

NYLIAC VUL Separate Account-I

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL and Legacy Creator SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)**policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

NOTE 4—Distribution of Net Income:

V

UL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2011	2010	2011	2010	2011(b)	2010

Group 1 Policies
Units issued	23	23	43	80	4,733	4,554
Units redeemed	(31)	(28)	(53)	(70)	(5,240)	(5,893)

Net increase (decrease)	(8)	(5)	(10)	10	(507)	(1,339)

Group 2 Policies
Units issued	16	12	56	79	4,401	3,414
Units redeemed	(19)	(17)	(128)	(81)	(4,423)	(4,298)

Net increase (decrease)	(3)	(5)	(72)	(2)	(22)	(884)

Group 3 Policies
Units issued	—	—	7	16	4,103	2,267
Units redeemed	—	—	(7)	(30)	(6,038)	(7,741)

Net increase (decrease)	—	—	—	(14)	(1,935)	(5,474)

Group 4 Policies
Units issued	25	28	102	134	7,070	6,637
Units redeemed	(41)	(26)	(66)	(94)	(6,696)	(6,428)

Net increase (decrease)	(16)	2	36	40	374	209

Group 5 Policies
Units issued	—	—	—	—	50	—
Units redeemed	—	—	—	—	(19)	—

Net increase (decrease)	—	—	—	—	31	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

10	14	153	90	21	32	104	75	36	47
(157)	(216)	(81)	(96)	(54)	(50)	(52)	(76)	(52)	(61)

(147)	(202)	72	(6)	(33)	(18)	52	(1)	(16)	(14)

14	22	28	55	37	25	42	73	56	40
(197)	(253)	(21)	(35)	(124)	(108)	(71)	(30)	(60)	(61)

(183)	(231)	7	20	(87)	(83)	(29)	43	(4)	(21)

4	11	—	—	7	8	11	10	2	7
(16)	(8)	—	—	(3)	(8)	(13)	(13)	(4)	(15)

(12)	3	—	—	4	—	(2)	(3)	(2)	(8)

28	56	88	69	60	55	133	123	26	123
(48)	(55)	(77)	(43)	(53)	(54)	(112)	(81)	(126)	(91)

(20)	1	11	26	7	1	21	42	(100)	32

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Growth Allocation— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
	2011	2010	2011	2010	2011(b)	2010

Group 1 Policies
Units issued	56	115	17	34	57	52
Units redeemed	(245)	(121)	(449)	(504)	(144)	(168)

Net increase (decrease)	(189)	(6)	(432)	(470)	(87)	(116)

Group 2 Policies
Units issued	68	58	41	49	40	87
Units redeemed	(83)	(39)	(491)	(469)	(208)	(133)

Net increase (decrease)	(15)	19	(450)	(420)	(168)	(46)

Group 3 Policies
Units issued	—	—	16	5	26	46
Units redeemed	—	—	(2)	(16)	(23)	(30)

Net increase (decrease)	—	—	14	(11)	3	16

Group 4 Policies
Units issued	181	234	26	41	138	153
Units redeemed	(211)	(66)	(54)	(61)	(127)	(135)

Net increase (decrease)	(30)	168	(28)	(20)	11	18

Group 5 Policies
Units issued	—	—	—	—	1	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	1	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class
2011(b)	2010	2011	2010	2011(b)	2010	2011(b)	2010	2011	2010

60	64	12	13	33	27	109	160	26	40
(299)	(449)	(113)	(147)	(86)	(119)	(100)	(128)	(97)	(176)

(239)	(385)	(101)	(134)	(53)	(92)	9	32	(71)	(136)

82	43	21	16	29	34	56	106	21	45
(221)	(305)	(99)	(100)	(83)	(140)	(129)	(145)	(118)	(138)

(139)	(262)	(78)	(84)	(54)	(106)	(73)	(39)	(97)	(93)

9	23	3	2	—	—	15	25	—	—
(8)	(24)	(1)	(2)	—	—	(13)	(8)	—	—

1	(1)	2	—	—	—	2	17	—	—

114	154	24	23	80	95	140	119	75	115
(122)	(127)	(26)	(20)	(83)	(70)	(53)	(63)	(87)	(111)

(8)	27	(2)	3	(3)	25	87	56	(12)	4

—	—	—	—	3	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	3	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010	2011	2010

Group 1 Policies
Units issued	77	171	72	159	20	27
Units redeemed	(74)	(107)	(78)	(109)	(311)	(351)

Net increase (decrease)	3	64	(6)	50	(291)	(324)

Group 2 Policies
Units issued	56	94	51	88	42	93
Units redeemed	(73)	(66)	(48)	(93)	(607)	(702)

Net increase (decrease)	(17)	28	3	(5)	(565)	(609)

Group 3 Policies
Units issued	—	—	—	—	25	26
Units redeemed	—	—	—	—	(54)	(31)

Net increase (decrease)	—	—	—	—	(29)	(5)

Group 4 Policies
Units issued	120	203	197	233	125	139
Units redeemed	(177)	(95)	(164)	(31)	(189)	(177)

Net increase (decrease)	(57)	108	33	202	(64)	(38)

Group 5 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP U.S. Small Cap— Initial Class		Alger Capital Appreciation Portfolio— Class I-2 Shares		Alger Small Cap Growth Portfolio— Class I-2 Shares		AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares		AllianceBernstein VPS International Value Portfolio— Class A Shares
2011	2010	2011(b)	2010	2011	2010	2011	2010	2011(b)

30	29	—	—	12	10	27	55	—
(37)	(56)	—	—	(127)	(144)	(22)	(23)	—

(7)	(27)	—	—	(115)	(134)	5	32	—

22	45	—	—	11	7	30	64	—
(46)	(63)	—	—	(157)	(163)	(27)	(27)	—

(24)	(18)	—	—	(146)	(156)	3	37	—

—	—	8	8	3	5	—	—	—
—	—	(2)	(4)	(5)	(5)	—	—	—

—	—	6	4	(2)	—	—	—	—

43	48	—	—	8	13	63	127	—
(53)	(52)	—	—	(44)	(37)	(23)	(72)	—

(10)	(4)	—	—	(36)	(24)	40	55	—

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	American Century® VP Inflation Protection— Class II		American Century® VP International— Class II		American Century® VP Value— Class II
	2011(b)	2010	2011	2010	2011	2010

Group 1 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 3 Policies
Units issued	—	9	5	22	5	15
Units redeemed	(1)	(5)	(13)	(17)	(3)	(12)

Net increase (decrease)	(1)	4	(8)	5	2	3

Group 4 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 5 Policies
Units issued	2	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	2	—	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Calvert VP SRI Balanced Portfolio		Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class
2011	2010	2011(b)	2011(b)	2011(b)	2011(b)

8	6	—	—	—	—
(21)	(8)	—	—	—	—

(13)	(2)	—	—	—	—

7	6	—	—	—	—
(15)	(17)	—	—	—	—

(8)	(11)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

12	10	—	—	—	—
(6)	(7)	—	—	—	—

6	3	—	—	—	—

—	—	8	2	—	—
—	—	—	—	—	—

—	—	8	2	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares		Dreyfus VIF Opportunistic Small Cap— Initial Shares
	2011(b)	2011	2010	2011	2010

Group 1 Policies
Units issued	—	29	51	—	—
Units redeemed	—	(55)	(46)	—	—

Net increase (decrease)	—	(26)	5	—	—

Group 2 Policies
Units issued	—	39	36	—	—
Units redeemed	—	(54)	(46)	—	—

Net increase (decrease)	—	(15)	(10)	—	—

Group 3 Policies
Units issued	—	3	7	9	19
Units redeemed	—	(4)	(6)	(27)	(14)

Net increase (decrease)	—	(1)	1	(18)	5

Group 4 Policies
Units issued	—	117	122	—	—
Units redeemed	—	(131)	(54)	—	—

Net increase (decrease)	—	(14)	68	—	—

Group 5 Policies
Units issued	5	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	5	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

DWS Dreman Small Mid Cap Value VIP— Class A Shares		DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity- Income— Initial Class		Fidelity® VIP Growth— Initial Class
2011	2010	2011(b)	2011(b)	2010	2011(b)	2010	2011	2010

21	31	—	19	21	48	34	—	—
(14)	(19)	—	(227)	(372)	(120)	(143)	—	—

7	12	—	(208)	(351)	(72)	(109)	—	—

22	11	—	60	54	37	28	—	—
(13)	(9)	—	(275)	(332)	(132)	(148)	—	—

9	2	—	(215)	(278)	(95)	(120)	—	—

—	—	—	95	175	23	24	14	8
—	—	—	(69)	(36)	(78)	(28)	(20)	(16)

—	—	—	26	139	(55)	(4)	(6)	(8)

40	61	—	112	147	61	82	—	—
(13)	(54)	—	(118)	(75)	(80)	(54)	—	—

27	7	—	(6)	72	(19)	28	—	—

—	—	2	2	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	2	2	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Fidelity® VIP Index 500— Initial Class		Fidelity® VIP Investment Grade Bond— Initial Class		Fidelity® VIP Mid Cap— Initial Class
	2011(b)	2010	2011(b)	2010	2011(b)	2010

Group 1 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 3 Policies
Units issued	42	83	2	11	11	23
Units redeemed	(15)	(17)	(7)	(17)	(28)	(8)

Net increase (decrease)	27	66	(5)	(6)	(17)	15

Group 4 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 5 Policies
Units issued	3	—	11	—	3	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	3	—	11	—	3	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas— Initial Class		Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares
2011(b)	2010	2011(b)	2011	2010	2011(b)	2011	2010

—	—	—	25	26	—	29	21
—	—	—	(8)	(18)	—	(122)	(125)

—	—	—	17	8	—	(93)	(104)

—	—	—	27	30	—	26	24
—	—	—	(15)	(38)	—	(339)	(385)

—	—	—	12	(8)	—	(313)	(361)

32	75	—	—	—	—	20	19
(55)	(12)	—	—	—	—	(7)	(20)

(23)	63	—	—	—	—	13	(1)

—	—	—	86	60	—	52	58
—	—	—	(9)	(7)	—	(90)	(60)

—	—	—	77	53	—	(38)	(2)

				—
—	—	1	—	—	3	—	—
—	—	—	—	—	—	—	—

—	—	1	—	—	3	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares
	2011(b)	2010	2011(b)	2011	2010

Group 1 Policies
Units issued	—	—	—	61	60
Units redeemed	—	—	—	(224)	(308)

Net increase (decrease)	—	—	—	(163)	(248)

Group 2 Policies
Units issued	—	—	—	53	33
Units redeemed	—	—	—	(389)	(371)

Net increase (decrease)	—	—	—	(336)	(338)

Group 3 Policies
Units issued	8	8	—	10	29
Units redeemed	(2)	(14)	—	(6)	(24)

Net increase (decrease)	6	(6)	—	4	5

Group 4 Policies
Units issued	—	—	—	52	61
Units redeemed	—	—	—	(46)	(46)

Net increase (decrease)	—	—	—	6	15

Group 5 Policies
Units issued	5	—	1	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	5	—	1	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
2011(b)	2011	2010	2011(b)	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	123	103
—	—	—	—	—	—	—	(39)	(26)

—	—	—	—	—	—	—	84	77

—	—	—	—	—	—	—	114	70
—	—	—	—	—	—	—	(28)	(27)

—	—	—	—	—	—	—	86	43

—	1	6	7	29	—	4	12	13
—	(1)	(6)	(18)	(15)	(2)	(3)	(10)	(7)

—	—	—	(11)	14	(2)	1	2	6

—	—	—	—	—	—	—	322	191
—	—	—	—	—	—	—	(158)	(21)

—	—	—	—	—	—	—	164	170

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares
	2011(b)	2011(b)	2011(b)	2010

Group 1 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 3 Policies
Units issued	—	—	5	4
Units redeemed	—	—	(2)	(2)

Net increase (decrease)	—	—	3	2

Group 4 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 5 Policies
Units issued	—	2	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	2	—	—

Not all investment divisions are available under all policies.

(a)	For Group 1, 2 and 4 Policies, represents the period May 1, 2010 (Commencement of Investments) through December 31, 2010.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

PIMCO Global Bond— Administrative Class Shares		PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares		PIMCO Total Return— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class
2011	2010	2011	2010	2011	2010(a)	2011(b)	2010	2011	2010

—	—	—	—	115	81	—	—	53	45
—	—	—	—	(18)	(15)	—	—	(59)	(30)

—	—	—	—	97	66	—	—	(6)	15

—	—	—	—	125	75	—	—	44	33
—	—	—	—	(55)	(5)	—	—	(36)	(35)

—	—	—	—	70	70	—	—	8	(2)

1	12	6	1	3	33	17	68	—	—
(3)	(7)	(21)	(9)	(5)	(7)	(6)	(34)	—	—

(2)	5	(15)	(8)	(2)	26	11	34	—	—

—	—	—	—	278	109	—	—	100	110
—	—	—	—	(126)	(10)	—	—	(48)	(36)

—	—	—	—	152	99	—	—	52	74

—	—	—	—	—	—	15	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	15	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio
	2011(b)	2010	2011(b)	2011(b)	2010

Group 1 Policies
Units issued	66	77	—	32	79
Units redeemed	(66)	(42)	—	(107)	(154)

Net increase (decrease)	—	35	—	(75)	(75)

Group 2 Policies
Units issued	34	38	—	41	56
Units redeemed	(33)	(21)	—	(144)	(136)

Net increase (decrease)	1	17	—	(103)	(80)

Group 3 Policies
Units issued	—	—	—	29	33
Units redeemed	—	—	—	(34)	(15)

Net increase (decrease)	—	—	—	(5)	18

Group 4 Policies
Units issued	65	83	—	92	95
Units redeemed	(41)	(26)	—	(117)	(76)

Net increase (decrease)	24	57	—	(25)	19

Group 5 Policies
Units issued	1	—	2	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	1	—	2	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

T.Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio		T.Rowe Price New America Growth Portfolio	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I
2011(b)	2011(b)	2010	2011(b)	2011(b)	2011	2010

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	9	12	—	—	15	7
—	(14)	(10)	—	—	(3)	(6)

—	(5)	2	—	—	12	1

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	7	—	—	4	—	—
—	—	—	—	—	—	—

—	7	—	—	4	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I		Van Eck VIP Global Hard Assets— Initial Class
	2011(b)	2010	2011(b)	2010	2011(b)	2010

Group 1 Policies
Units issued	22	31	85	150	55	95
Units redeemed	(100)	(101)	(58)	(18)	(104)	(121)

Net increase (decrease)	(78)	(70)	27	132	(49)	(26)

Group 2 Policies
Units issued	24	33	50	87	68	54
Units redeemed	(114)	(89)	(28)	(33)	(66)	(78)

Net increase (decrease)	(90)	(56)	22	54	2	(24)

Group 3 Policies
Units issued	9	20	7	14	9	9
Units redeemed	(11)	(7)	(7)	(7)	(17)	(3)

Net increase (decrease)	(2)	13	—	7	(8)	6

Group 4 Policies
Units issued	35	61	123	366	202	164
Units redeemed	(51)	(55)	(65)	(238)	(134)	(100)

Net increase (decrease)	(16)	6	58	128	68	64

Group 5 Policies
Units issued	—	—	—	—	3	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	3	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Van Eck VIP Multi-Manager Alternatives— Initial Class		Victory VIF Diversified Stock Fund—Class A Shares
2011(b)	2010	2011(b)

—	—	—
—	—	—

—	—	—

—	—	—
—	—	—

—	—	—

4	17	—
(16)	(10)	—

(12)	7	—

—	—	—
—	—	—

—	—	—

6	—	3
—	—	—

6	—	3

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Balanced— Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$2,845	$2,881	$2,605	$2,397		$3,477
Units Outstanding	229	237	242	272		294
Variable Accumulation Unit Value	$12.41	$12.16	$10.78	$8.82		$11.82
Total Return	2.1%	12.8%	22.2%	(25.4%	)	2.1%
Investment Income Ratio	1.5%	1.4%	3.2%	—		1.9%
Group 2 Policies (b)
Net Assets	$1,417	$1,428	$1,318	$1,232		$1,922
Units Outstanding	113	116	121	139		162
Variable Accumulation Unit Value	$12.58	$12.30	$10.88	$8.89		$11.89
Total Return	2.3%	13.1%	22.5%	(25.2%	)	2.3%
Investment Income Ratio	1.6%	1.4%	3.1%	—		2.4%
Group 3 Policies (c)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 4 Policies (d)
Net Assets	$5,230	$5,289	$4,632	$3,601		$4,525
Units Outstanding	402	418	416	398		375
Variable Accumulation Unit Value	$13.01	$12.66	$11.14	$9.05		$12.05
Total Return	2.8%	13.6%	23.1%	(24.9%	)	2.8%
Investment Income Ratio	1.6%	1.5%	3.2%	—		2.6%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Bond—Initial Class					MainStay VP Cash Management
2011	2010	2009	2008	2007	2011		2010		2009		2008	2007

$16,677	$15,906	$14,631	$13,446	$13,105	$14,076		$14,969		$17,230		$19,578	$15,062
631	641	631	620	623	9,119		9,626		10,965		12,062	9,719
$26.44	$24.83	$23.19	$21.67	$21.03	$1.54		$1.55		$1.57		$1.58	$1.55
6.5%	7.1%	7.0%	3.0%	5.8%	(0.7%	)	(0.7%	)	(0.6%	)	1.5%	4.1%
3.2%	3.1%	4.7%	4.3%	3.7%	—		—		—		2.1%	4.7%

$11,353	$11,975	$11,198	$10,728	$10,731	$14,210		$14,298		$15,480		$18,204	$11,840
572	644	646	664	686	11,434		11,456		12,340		14,447	9,549
$19.83	$18.58	$17.32	$16.15	$15.65	$1.24		$1.25		$1.25		$1.26	$1.24
6.7%	7.3%	7.2%	3.2%	6.0%	(0.5%	)	(0.5%	)	(0.4%	)	1.7%	4.3%
3.2%	3.1%	4.7%	4.3%	3.6%	—		—		—		2.1%	4.7%

$2,104	$1,963	$2,043	$1,300	$1,170	$8,682		$11,005		$17,580		$23,952	$13,676
120	120	134	92	86	7,227		9,162		14,636		19,944	11,638
$17.59	$16.40	$15.21	$14.11	$13.60	$1.20		$1.20		$1.20		$1.20	$1.18
7.2%	7.8%	7.8%	3.7%	6.5%	0.0%		0.0%		0.0%		2.2%	4.8%
3.2%	3.0%	5.0%	4.6%	4.4%	—		—		—		2.0%	4.5%

$10,106	$8,842	$7,610	$6,760	$5,345	$17,269		$16,850		$16,600		$19,750	$9,963
589	553	513	495	402	14,659		14,285		14,076		16,778	8,603
$17.15	$15.99	$14.83	$13.76	$13.27	$1.18		$1.18		$1.18		$1.18	$1.15
7.2%	7.8%	7.8%	3.7%	6.5%	0.0%		0.0%		0.0%		2.2%	4.8%
3.2%	3.2%	4.6%	4.6%	3.7%	—		—		—		1.9%	4.6%

$—	$—	$—	$—	$—	$31		$—		$—		$—	$—
—	—	—	—	—	31		—		—		—	—
$—	$—	$—	$—	$—	$1.00		$—		$—		$—	$—
—	—	—	—	—	0.0%		—		—		—	—
—	—	—	—	—	—		—		—		—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Common Stock—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$41,522	$45,544	$46,181	$41,295		$70,276
Units Outstanding	1,376	1,523	1,725	1,875		2,017
Variable Accumulation Unit Value	$30.18	$29.92	$26.76	$22.02		$34.85
Total Return	0.9%	11.8%	21.5%	(36.8%	)	4.4%
Investment Income Ratio	1.5%	1.6%	2.1%	1.5%		1.2%
Group 2 Policies (b)
Net Assets	$23,473	$25,318	$24,961	$22,028		$37,367
Units Outstanding	2,038	2,221	2,452	2,635		2,829
Variable Accumulation Unit Value	$11.53	$11.41	$10.18	$8.36		$13.21
Total Return	1.1%	12.0%	21.8%	(36.7%	)	4.6%
Investment Income Ratio	1.5%	1.6%	2.1%	1.5%		1.2%
Group 3 Policies (c)
Net Assets	$677	$801	$687	$706		$880
Units Outstanding	56	68	65	82		65
Variable Accumulation Unit Value	$12.03	$11.85	$10.52	$8.60		$13.51
Total Return	1.6%	12.6%	22.4%	(36.4%	)	5.1%
Investment Income Ratio	1.5%	1.7%	1.9%	1.7%		1.3%
Group 4 Policies (d)
Net Assets	$7,229	$7,381	$6,542	$5,255		$7,761
Units Outstanding	525	545	544	534		502
Variable Accumulation Unit Value	$13.77	$13.55	$12.04	$9.83		$15.46
Total Return	1.6%	12.6%	22.4%	(36.4%	)	5.1%
Investment Income Ratio	1.5%	1.6%	2.1%	1.6%		1.3%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation— Initial Class						MainStay VP Convertible—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$4,196	$3,211	$2,951	$1,643		$1,264	$10,738		$12,260	$10,892	$7,724		$12,342
327	255	261	177		110	419		452	470	484		503
$12.84	$12.56	$11.29	$9.30		$11.48	$25.64		$27.11	$23.16	$15.97		$24.52
2.2%	11.2%	21.4%	(19.0%	)	6.7%	(5.4%	)	17.0%	45.1%	(34.9%	)	14.1%
2.3%	2.7%	3.1%	0.1%		2.8%	2.3%		2.9%	2.2%	2.1%		2.3%

$1,958	$1,820	$1,409	$817		$416	$16,370		$18,942	$17,527	$12,604		$21,168
152	145	125	87		36	896		983	1,066	1,114		1,221
$12.85	$12.55	$11.26	$9.25		$11.40	$18.27		$19.28	$16.44	$11.31		$17.34
2.4%	11.5%	21.7%	(18.8%	)	7.0%	(5.2%	)	17.3%	45.3%	(34.7%	)	14.3%
2.3%	2.5%	3.1%	0.2%		3.2%	2.3%		2.9%	2.2%	2.1%		2.3%

$—	$—	$—	$—		$—	$690		$679	$578	$433		$481
—	—	—	—		—	40		36	36	40		29
$—	$—	$—	$—		$—	$17.85		$18.74	$15.90	$10.88		$16.60
—	—	—	—		—	(4.7%	)	17.9%	46.1%	(34.4%	)	14.9%
—	—	—	—		—	2.4%		3.0%	2.3%	2.6%		2.5%

$3,318	$3,092	$2,464	$1,523		$961	$12,082		$12,549	$10,631	$6,483		$8,552
251	240	214	161		80	671		664	663	590		510
$13.24	$12.86	$11.48	$9.39		$11.51	$18.01		$18.91	$16.04	$10.98		$16.75
2.9%	12.0%	22.3%	(18.4%	)	7.5%	(4.7%	)	17.9%	46.1%	(34.4%	)	14.9%
2.2%	2.5%	3.3%	0.1%		4.1%	2.3%		2.9%	2.3%	2.4%		2.3%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Floating Rate— Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$3,592	$2,934	$2,732	$1,458		$2,345
Units Outstanding	298	246	247	175		216
Variable Accumulation Unit Value	$12.07	$11.89	$11.08	$8.35		$10.89
Total Return	1.5%	7.4%	32.7%	(23.3%	)	1.8%
Investment Income Ratio	4.3%	4.0%	3.7%	5.3%		6.6%
Group 2 Policies (b)
Net Assets	$2,474	$2,783	$2,101	$1,238		$1,619
Units Outstanding	202	231	188	147		148
Variable Accumulation Unit Value	$12.23	$12.03	$11.18	$8.41		$10.95
Total Return	1.7%	7.6%	32.9%	(23.2%	)	2.0%
Investment Income Ratio	4.3%	4.0%	3.7%	5.3%		6.5%
Group 3 Policies (c)
Net Assets	$1,689	$1,677	$1,589	$877		$1,000
Units Outstanding	140	142	145	107		94
Variable Accumulation Unit Value	$12.09	$11.83	$10.94	$8.19		$10.61
Total Return	2.2%	8.1%	33.6%	(22.8%	)	2.6%
Investment Income Ratio	4.3%	4.0%	3.6%	5.3%		6.5%
Group 4 Policies (d)
Net Assets	$5,755	$5,376	$4,488	$2,249		$2,827
Units Outstanding	455	434	392	262		255
Variable Accumulation Unit Value	$12.65	$12.37	$11.45	$8.57		$11.10
Total Return	2.2%	8.1%	33.6%	(22.8%	)	2.6%
Investment Income Ratio	4.3%	4.0%	3.6%	5.3%		6.5%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Government—Initial Class					MainStay VP Growth Allocation— Initial Class
2011	2010	2009	2008	2007	2011		2010	2009	2008		2007

$9,762	$9,654	$9,527	$10,112	$8,394	$6,444		$8,753	$7,729	$5,332		$6,400
411	427	441	472	428	605		794	800	702		521
$23.77	$22.58	$21.59	$21.39	$19.62	$10.66		$11.03	$9.65	$7.59		$12.25
5.2%	4.6%	0.9%	9.0%	5.9%	(3.3%	)	14.2%	27.1%	(38.0%	)	9.6%
3.4%	3.2%	3.6%	3.2%	4.9%	0.8%		1.2%	2.4%	0.7%		1.5%

$6,726	$6,458	$6,506	$7,349	$6,014	$4,926		$5,249	$4,407	$3,085		$3,803
363	367	388	443	396	464		479	460	411		315
$18.54	$17.58	$16.77	$16.59	$15.19	$10.62		$10.96	$9.58	$7.52		$12.10
5.5%	4.8%	1.1%	9.3%	6.2%	(3.1%	)	14.5%	27.4%	(37.9%	)	9.9%
3.3%	3.1%	3.6%	3.1%	4.9%	0.9%		1.2%	2.4%	0.7%		1.3%

$535	$541	$628	$557	$414	$—		$—	$—	$—		$—
33	35	43	39	32	—		—	—	—		—
$16.21	$15.30	$14.52	$14.29	$13.01	$—		$—	$—	$—		$—
6.0%	5.4%	1.6%	9.8%	6.7%	—		—	—	—		—
3.3%	2.9%	3.5%	4.2%	4.9%	—		—	—	—		—

$5,937	$7,101	$6,290	$6,605	$4,028	$15,632		$16,382	$12,630	$7,277		$6,916
373	473	441	475	312	1,430		1,460	1,292	968		565
$15.90	$15.01	$14.24	$14.02	$12.77	$10.93		$11.23	$9.76	$7.63		$12.22
6.0%	5.4%	1.6%	9.8%	6.7%	(2.6%	)	15.0%	28.0%	(37.6%	)	10.4%
3.2%	3.2%	3.4%	3.4%	4.9%	0.9%		1.2%	2.5%	0.8%		1.6%

$—	$—	$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—	—	—		—	—	—		—
$—	$—	$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—	—	—		—	—	—		—
—	—	—	—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Growth Equity—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$109,192		$120,972	$117,880	$94,367		$168,430
Units Outstanding	5,064		5,496	5,966	6,370		6,895
Variable Accumulation Unit Value	$21.56		$22.02	$19.76	$14.83		$24.43
Total Return	(2.1%	)	11.4%	33.2%	(39.3%	)	11.6%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 2 Policies (b)
Net Assets	$40,673		$45,244	$43,695	$34,846		$60,491
Units Outstanding	4,921		5,371	5,791	6,165		6,509
Variable Accumulation Unit Value	$8.27		$8.43	$7.55	$5.65		$9.29
Total Return	(1.9%	)	11.6%	33.5%	(39.2%	)	11.8%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 3 Policies (c)
Net Assets	$621		$479	$535	$399		$462
Units Outstanding	57		43	54	54		39
Variable Accumulation Unit Value	$10.88		$11.04	$9.83	$7.33		$11.99
Total Return	(1.4%	)	12.2%	34.2%	(38.9%	)	12.4%
Investment Income Ratio	0.5%		0.5%	0.6%	0.8%		0.4%
Group 4 Policies (d)
Net Assets	$7,259		$7,718	$7,093	$5,164		$8,000
Units Outstanding	595		623	643	628		594
Variable Accumulation Unit Value	$12.21		$12.38	$11.04	$8.22		$13.45
Total Return	(1.4%	)	12.2%	34.2%	(38.9%	)	12.4%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP High Yield Corporate Bond—Initial Class						MainStay VP ICAP Select Equity—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$49,725	$50,084	$48,238	$35,074		$52,218	$47,233		$51,346	$48,028	$32,766		$7,024
1,395	1,482	1,598	1,647		1,848	3,713		3,952	4,337	3,799		504
$35.65	$33.78	$30.19	$21.29		$28.25	$12.72		$13.00	$11.08	$8.62		$13.92
5.5%	11.9%	41.8%	(24.6%	)	1.6%	(2.1%	)	17.3%	28.5%	(38.0%	)	6.1%
6.2%	5.9%	7.8%	9.1%		6.5%	1.4%		0.8%	1.9%	0.8%		0.6%

$27,969	$30,106	$27,717	$18,920		$27,662	$33,470		$36,114	$33,857	$20,598		$12,629
1,208	1,376	1,422	1,377		1,521	2,434		2,573	2,835	2,221		845
$23.13	$21.88	$19.52	$13.73		$18.19	$13.76		$14.04	$11.94	$9.28		$14.94
5.7%	12.1%	42.1%	(24.5%	)	1.8%	(1.9%	)	17.5%	28.8%	(37.9%	)	6.3%
6.2%	5.9%	8.0%	9.2%		6.6%	1.4%		0.8%	1.8%	0.6%		0.6%

$3,823	$3,537	$2,830	$2,880		$1,901	$1,552		$1,574	$1,349	$1,038		$425
159	156	140	204		102	105		104	105	105		27
$24.17	$22.74	$20.19	$14.13		$18.62	$14.87		$15.09	$12.77	$9.87		$15.81
6.3%	12.7%	42.8%	(24.1%	)	2.3%	(1.4%	)	18.1%	29.4%	(37.6%	)	6.9%
6.4%	6.1%	7.4%	12.8%		7.5%	1.4%		0.9%	2.0%	0.7%		0.6%

$40,773	$38,153	$33,528	$19,252		$24,110	$35,539		$36,210	$30,321	$13,396		$7,866
1,769	1,758	1,740	1,427		1,354	2,375		2,383	2,356	1,342		493
$23.06	$21.70	$19.26	$13.48		$17.77	$14.97		$15.19	$12.86	$9.94		$15.92
6.3%	12.7%	42.8%	(24.1%	)	2.3%	(1.4%	)	18.1%	29.4%	(37.6%	)	6.9%
6.3%	6.0%	8.1%	10.1%		7.0%	1.4%		0.9%	1.8%	0.6%		0.7%

$7	$—	$—	$—		$—	$2		$—	$—	$—		$—
1	—	—	—		—	—		—	—	—		—
$10.38	$—	$—	$—		$—	$9.39		$—	$—	$—		$—
3.8%	—	—	—		—	(6.1%	)	—	—	—		—
5.9%	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Income Builder—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$32,726	$34,234	$33,064	$29,892		$44,164
Units Outstanding	1,228	1,329	1,463	1,621		1,738
Variable Accumulation Unit Value	$26.65	$25.77	$22.61	$18.43		$25.40
Total Return	3.4%	14.0%	22.7%	(27.4%	)	6.8%
Investment Income Ratio	3.9%	3.1%	3.6%	3.3%		2.2%
Group 2 Policies (b)
Net Assets	$12,670	$13,253	$12,541	$10,803		$15,890
Units Outstanding	960	1,038	1,122	1,188		1,272
Variable Accumulation Unit Value	$13.22	$12.76	$11.17	$9.09		$12.50
Total Return	3.6%	14.2%	22.9%	(27.3%	)	7.0%
Investment Income Ratio	3.9%	3.1%	3.6%	3.3%		2.2%
Group 3 Policies (c)
Net Assets	$319	$280	$246	$208		$240
Units Outstanding	22	20	20	21		18
Variable Accumulation Unit Value	$14.72	$14.14	$12.32	$9.97		$13.64
Total Return	4.1%	14.8%	23.5%	(26.9%	)	7.5%
Investment Income Ratio	3.8%	2.9%	3.5%	3.3%		2.2%
Group 4 Policies (d)
Net Assets	$4,543	$4,396	$3,778	$3,176		$4,065
Units Outstanding	291	293	290	301		281
Variable Accumulation Unit Value	$15.60	$14.98	$13.05	$10.56		$14.46
Total Return	4.1%	14.8%	23.5%	(26.9%	)	7.5%
Investment Income Ratio	3.9%	3.2%	3.7%	3.5%		2.3%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP International Equity—Initial Class							MainStay VP Large Cap Growth—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$15,135		$19,463	$20,879	$19,246		$29,329	$7,357		$7,356	$6,128	$4,074		$5,670
726		779	871	951		1,071	850		841	809	747		632
$20.84		$24.99	$23.99	$20.24		$27.42	$8.66		$8.74	$7.58	$5.45		$8.97
(16.6%	)	4.2%	18.5%	(26.2%	)	4.2%	(1.0%	)	15.4%	39.1%	(39.2%	)	20.5%
3.2%		3.2%	7.2%	1.4%		0.7%	—		—	—	0.1%		—

$9,714		$12,492	$13,552	$12,336		$18,672	$13,379		$14,345	$12,823	$9,538		$15,653
749		803	909	983		1,099	1,123		1,196	1,235	1,280		1,279
$13.00		$15.56	$14.91	$12.56		$16.98	$11.91		$12.00	$10.38	$7.45		$12.24
(16.5%	)	4.4%	18.8%	(26.0%	)	4.4%	(0.8%	)	15.6%	39.3%	(39.1%	)	20.7%
3.2%		3.1%	7.2%	1.4%		0.7%	—		—	—	0.1%		—

$—		$—	$—	$—		$—	$1,186		$1,149	$824	$611		$487
—		—	—	—		—	97		95	78	81		39
$—		$—	$—	$—		$—	$12.25		$12.28	$10.57	$7.55		$12.33
—		—	—	—		—	(0.3%	)	16.2%	40.0%	(38.8%	)	21.3%
—		—	—	—		—	—		—	—	0.1%		—

$17,535		$20,950	$19,552	$15,898		$19,316	$10,951		$9,738	$7,709	$4,400		$5,106
1,075		1,078	1,053	1,024		924	787		700	644	514		363
$16.32		$19.44	$18.53	$15.53		$20.89	$13.87		$13.91	$11.97	$8.55		$13.97
(16.0%	)	4.9%	19.4%	(25.7%	)	4.9%	(0.3%	)	16.2%	40.0%	(38.8%	)	21.3%
3.3%		3.3%	7.3%	1.5%		0.7%	—		—	—	0.1%		—

$26		$—	$—	$—		$—	$—		$—	$—	$—		$—
3		—	—	—		—	—		—	—	—		—
$8.03		$—	$—	$—		$—	$9.30		$—	$—	$—		$—
(19.7%	)	—	—	—		—	(7.0%	)	—	—	—		—
7.1%		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Mid Cap Core—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$16,311		$18,174	$16,718	$6,950		$13,177
Units Outstanding	975		1,046	1,182	668		725
Variable Accumulation Unit Value	$16.74		$17.37	$14.15	$10.41		$18.14
Total Return	(3.7%	)	22.8%	36.0%	(42.6%	)	4.3%
Investment Income Ratio	0.9%		0.4%	0.5%	0.3%		0.4%
Group 2 Policies (b)
Net Assets	$16,327		$18,672	$16,527	$5,627		$10,340
Units Outstanding	951		1,048	1,141	529		559
Variable Accumulation Unit Value	$17.20		$17.82	$14.49	$10.63		$18.50
Total Return	(3.5%	)	23.0%	36.2%	(42.5%	)	4.5%
Investment Income Ratio	0.9%		0.4%	0.5%	0.3%		0.4%
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$34,579		$35,902	$28,977	$8,926		$13,563
Units Outstanding	1,834		1,846	1,842	777		680
Variable Accumulation Unit Value	$18.86		$19.44	$15.73	$11.49		$19.88
Total Return	(3.0%	)	23.6%	36.9%	(42.2%	)	5.0%
Investment Income Ratio	0.9%		0.4%	0.5%	0.4%		0.4%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Moderate Allocation— Initial Class						MainStay VP Moderate Growth Allocation—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$8,283	$8,235	$6,634	$4,810		$4,594	$11,437		$11,735	$9,811	$7,857		$8,640
681	678	614	548		389	994		1,000	950	970		713
$12.17	$12.14	$10.81	$8.76		$11.80	$11.51		$11.73	$10.33	$8.10		$12.08
0.2%	12.3%	23.3%	(25.7%	)	8.0%	(1.9%	)	13.5%	27.5%	(33.0%	)	8.6%
1.8%	2.2%	2.9%	0.4%		3.0%	1.1%		1.6%	2.9%	0.7%		2.2%

$4,900	$5,093	$4,217	$2,986		$3,126	$7,388		$7,486	$6,626	$4,779		$5,768
403	420	392	343		267	646		643	648	596		481
$12.17	$12.12	$10.77	$8.71		$11.71	$11.44		$11.64	$10.23	$8.00		$11.92
0.4%	12.5%	23.6%	(25.6%	)	8.2%	(1.7%	)	13.8%	27.8%	(32.8%	)	8.9%
1.7%	2.2%	3.0%	0.4%		2.9%	1.1%		1.5%	3.0%	0.6%		2.3%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

$10,186	$10,809	$8,367	$4,882		$4,008	$19,023		$18,876	$14,404	$8,882		$7,316
807	864	756	546		336	1,606		1,573	1,371	1,084		603
$12.63	$12.51	$11.06	$8.90		$11.90	$11.85		$11.99	$10.49	$8.17		$12.10
0.9%	13.1%	24.2%	(25.2%	)	8.7%	(1.2%	)	14.3%	28.4%	(32.5%	)	9.4%
1.8%	2.2%	3.0%	0.4%		3.1%	1.1%		1.6%	3.0%	0.7%		2.4%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$98,653	$107,181	$103,547	$90,435		$154,823
Units Outstanding	2,928	3,219	3,543	3,882		4,156
Variable Accumulation Unit Value	$33.69	$33.31	$29.24	$23.32		$37.28
Total Return	1.1%	13.9%	25.4%	(37.5%	)	4.5%
Investment Income Ratio	1.7%	1.8%	2.8%	2.3%		1.6%
Group 2 Policies (b)
Net Assets	$55,964	$61,536	$59,786	$49,993		$85,692
Units Outstanding	4,995	5,560	6,169	6,478		6,960
Variable Accumulation Unit Value	$11.21	$11.07	$9.69	$7.72		$12.31
Total Return	1.3%	14.2%	25.6%	(37.3%	)	4.7%
Investment Income Ratio	1.7%	1.8%	2.8%	2.3%		1.6%
Group 3 Policies (c)
Net Assets	$17,079	$17,146	$15,004	$11,939		$4,322
Units Outstanding	1,300	1,329	1,334	1,341		306
Variable Accumulation Unit Value	$13.14	$12.90	$11.24	$8.90		$14.14
Total Return	1.8%	14.7%	26.3%	(37.0%	)	5.2%
Investment Income Ratio	1.7%	1.8%	2.9%	2.4%		1.8%
Group 4 Policies (d)
Net Assets	$40,974	$41,151	$36,342	$27,617		$41,534
Units Outstanding	2,865	2,929	2,967	2,847		2,693
Variable Accumulation Unit Value	$14.31	$14.05	$12.25	$9.70		$15.40
Total Return	1.8%	14.7%	26.3%	(37.0%	)	5.2%
Investment Income Ratio	1.7%	1.8%	2.9%	2.4%		1.7%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP U.S. Small Cap—Initial Class				Alger Capital Appreciation Portfolio—Class I-2 Shares
2011		2010	2009	2011		2010	2009	2008		2007

$3,134		$3,334	$2,971	$—		$—	$—	$—		$—
250		257	284	—		—	—	—		—
$12.55		$12.99	$10.46	$—		$—	$—	$—		$—
(3.4%	)	24.2%	4.6%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$4,643		$5,098	$4,286	$—		$—	$—	$—		$—
368		392	410	—		—	—	—		—
$12.60		$13.02	$10.46	$—		$—	$—	$—		$—
(3.2%	)	24.4%	4.6%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$—		$—	$—	$1,422		$1,282	$1,059	$697		$489
—		—	—	64		58	54	54		21
$—		$—	$—	$22.16		$22.22	$19.49	$12.90		$23.51
—		—	—	(0.3%	)	14.0%	51.1%	(45.1%	)	33.5%
—		—	—	0.1%		0.4%	—	—		—

$8,817		$9,201	$7,400	$—		$—	$—	$—		$—
693		703	707	—		—	—	—		—
$12.73		$13.09	$10.47	$—		$—	$—	$—		$—
(2.7%	)	25.0%	4.7%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$—		$—	$—	$2		$—	$—	$—		$—
—		—	—	—		—	—	—		—
$—		$—	$—	$9.32		$—	$—	$—		$—
—		—	—	(6.8%	)	—	—	—		—
—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Alger Small Cap Growth Portfolio—Class I-2 Shares
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$14,016		$16,454	$14,977	$11,378		$23,986
Units Outstanding	897		1,012	1,146	1,264		1,407
Variable Accumulation Unit Value	$15.63		$16.26	$13.07	$9.04		$17.05
Total Return	(3.9%	)	24.4%	44.5%	(47.0%	)	16.4%
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$12,363		$14,719	$13,363	$10,064		$20,855
Units Outstanding	1,038		1,184	1,340	1,461		1,608
Variable Accumulation Unit Value	$11.98		$12.43	$9.97	$6.89		$12.97
Total Return	(3.7%	)	24.7%	44.8%	(46.9%	)	16.7%
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$761		$833	$665	$490		$907
Units Outstanding	39		41	41	44		44
Variable Accumulation Unit Value	$19.56		$20.20	$16.12	$11.08		$20.75
Total Return	(3.2%	)	25.3%	45.5%	(46.6%	)	17.2%
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$6,376		$7,387	$6,322	$4,255		$7,920
Units Outstanding	300		336	360	354		351
Variable Accumulation Unit Value	$21.27		$21.97	$17.54	$12.05		$22.57
Total Return	(3.2%	)	25.3%	45.5%	(46.6%	)	17.2%
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares						AllianceBernstein VPS International Value Portfolio— Class A Shares		American Century® VP Inflation Protection—Class II
2011		2010	2009	2008		2011		2011	2010	2009	2008		2007

$926		$959	$485	$268		$—		$—	$—	$—	$—		$—
92		87	55	44		—		—	—	—	—		—
$10.01		$11.01	$8.73	$6.16		$—		$—	$—	$—	$—		$—
(9.0%	)	26.0%	41.9%	(38.4%	)	—		—	—	—	—		—
0.5%		0.5%	1.0%	—		—		—	—	—	—		—

$1,282		$1,370	$782	$248		$—		$—	$—	$—	$—		$—
128		125	88	40		—		—	—	—	—		—
$10.02		$11.00	$8.71	$6.13		$—		$—	$—	$—	$—		$—
(8.8%	)	26.3%	42.1%	(38.7%	)	—		—	—	—	—		—
0.5%		0.4%	1.0%	—		—		—	—	—	—		—

$—		$—	$—	$—		$—		$202	$182	$129	$136		$75
—		—	—	—		—		13	14	10	12		6
$—		$—	$—	$—		$—		$14.97	$13.39	$12.74	$11.56		$11.75
—		—	—	—		—		11.7%	5.1%	10.2%	(1.6%	)	9.5%
—		—	—	—		—		4.0%	1.6%	1.7%	4.5%		4.4%

$2,604		$2,392	$1,383	$477		$—		$—	$—	$—	$—		$—
247		207	152	74		—		—	—	—	—		—
$10.56		$11.53	$9.08	$6.36		$—		$—	$—	$—	$—		$—
(8.4%	)	26.9%	42.9%	(36.4%	)	—		—	—	—	—		—
0.5%		0.5%	1.0%	—		—		—	—	—	—		—

$—		$—	$—	$—		$—		$18	$—	$—	$—		$—
—		—	—	—		—		2	—	—	—		—
$—		$—	$—	$—		$7.68		$11.35	$—	$—	$—		$—
—		—	—	—		(23.2%	)	13.5%	—	—	—		—
—		—	—	—		9.6%		2.4%	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

American Century® VP International—Class II
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$1,465		$1,814	$1,528	$1,100		$2,730
Units Outstanding	88		96	91	87		119
Variable Accumulation Unit Value	$16.73		$19.05	$16.84	$12.60		$22.87
Total Return	(12.2%	)	13.1%	33.6%	(44.9%	)	17.9%
Investment Income Ratio	1.2%		2.1%	1.9%	0.5%		0.5%
Group 4 Policies (d)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

American Century® VP Value—Class II							Calvert VP SRI Balanced Portfolio
2011	2010	2009	2008		2007		2011	2010	2009	2008		2007

$—	$—	$—	$—		$—		$1,128	$1,301	$1,203	$1,170		$1,713
—	—	—	—		—		66	79	81	98		98
$—	$—	$—	$—		$—		$17.12	$16.48	$14.81	$11.90		$17.45
—	—	—	—		—		3.8%	11.3%	24.4%	(31.8%	)	2.0%
—	—	—	—		—		1.2%	1.5%	2.2%	2.6%		2.4%

$—	$—	$—	$—		$—		$1,718	$1,755	$1,684	$1,463		$2,183
—	—	—	—		—		140	148	159	172		175
$—	$—	$—	$—		$—		$12.30	$11.82	$10.60	$8.50		$12.44
—	—	—	—		—		4.0%	11.5%	24.7%	(31.7%	)	2.2%
—	—	—	—		—		1.3%	1.4%	2.1%	2.6%		2.4%

$1,196	$1,162	$986	$943		$843		$—	$—	$—	$—		$—
71	69	66	76		49		—	—	—	—		—
$17.01	$16.87	$14.92	$12.47		$17.03		$—	$—	$—	$—		$—
0.9%	13.0%	19.7%	(26.8%	)	(5.3%	)	—	—	—	—		—
1.9%	2.1%	5.8%	2.1%		1.8%		—	—	—	—		—

$—	$—	$—	$—		$—		$1,225	$1,082	$929	$716		$937
—	—	—	—		—		85	79	76	73		65
$—	$—	$—	$—		$—		$14.33	$13.70	$12.23	$9.76		$14.21
—	—	—	—		—		4.6%	12.1%	25.3%	(31.3%	)	2.8%
—	—	—	—		—		1.4%	1.5%	2.3%	2.7%		2.3%

$—	$—	$—	$—		$—		$—	$—	$—	$—		$—
—	—	—	—		—		—	—	—	—		—
$—	$—	$—	$—		$—		$—	$—	$—	$—		$—
—	—	—	—		—		—	—	—	—		—
—	—	—	—		—		—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class		Delaware VIP International Value Equity Series— Standard Class		Delaware VIP Small Cap Value Series— Standard Class
	2011	2011		2011		2011

Group 1 Policies (a)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 2 Policies (b)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 3 Policies (c)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 4 Policies (d)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 5 Policies (e)
Net Assets	$87	$18		$1		$3
Units Outstanding	8	2		—		—
Variable Accumulation Unit Value	$10.64	$8.15		$8.06		$9.37
Total Return	6.4%	(18.5%	)	(19.4%	)	(6.3%	)
Investment Income Ratio	—	—		0.2%		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares							Dreyfus VIF Opportunistic Small Cap— Initial Shares
2011	2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—	$2,039		$2,542	$1,924	$1,776		$3,475	$—		$—	$—	$—		$—
—	176		202	197	284		325	—		—	—	—		—
$—	$11.55		$12.62	$9.78	$6.24		$10.69	$—		$—	$—	$—		$—
—	(8.4%	)	29.0%	56.6%	(41.6%	)	13.9%	—		—	—	—		—
—	—		—	0.5%	—		—	—		—	—	—		—

$—	$3,289		$3,788	$3,034	$1,954		$3,329	$—		$—	$—	$—		$—
—	271		286	296	299		299	—		—	—	—		—
$—	$12.16		$13.26	$10.25	$6.54		$11.17	$—		$—	$—	$—		$—
—	(8.2%	)	29.3%	56.9%	(41.5%	)	14.2%	—		—	—	—		—
—	—		—	0.4%	—		—	—		—	—	—		—

$—	$453		$507	$373	$251		$242	$1,257		$1,711	$1,251	$966		$1,161
—	28		29	28	30		17	102		120	115	112		84
$—	$15.96		$17.31	$13.32	$8.45		$14.36	$12.32		$14.30	$10.90	$8.65		$13.86
—	(7.8%	)	29.9%	57.7%	(41.2%	)	14.7%	(13.8%	)	31.1%	26.0%	(37.6%	)	(11.1%	)
—	—		—	0.3%	—		—	0.4%		0.7%	1.6%	0.9%		0.6%

$—	$7,469		$8,353	$5,515	$2,861		$4,303	$—		$—	$—	$—		$—
—	465		479	411	336		297	—		—	—	—		—
$—	$16.07		$17.42	$13.41	$8.50		$14.46	$—		$—	$—	$—		$—
—	(7.8%	)	29.9%	57.7%	(41.2%	)	14.7%	—		—	—	—		—
—	—		—	0.4%	—		—	—		—	—	—		—

$57	$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
5	—		—	—	—		—	—		—	—	—		—
$10.47	$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
4.7%	—		—	—	—		—	—		—	—	—		—
—	—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	DWS Dreman Small Mid Cap Value VIP—Class A Shares						DWS Small Cap Index VIP— Class A Shares
	2011		2010	2009	2008		2011

Group 1 Policies (a)
Net Assets	$546		$508	$292	$73		$—
Units Outstanding	54		47	35	11		—
Variable Accumulation Unit Value	$10.10		$10.83	$8.86	$6.88		$—
Total Return	(6.7%	)	22.2%	28.8%	(31.2%	)	—
Investment Income Ratio	1.1%		1.4%	1.2%	—		—
Group 2 Policies (b)
Net Assets	$347		$280	$212	$96		$—
Units Outstanding	34		25	23	14		—
Variable Accumulation Unit Value	$10.31		$11.03	$9.01	$6.98		$—
Total Return	(6.5%	)	22.5%	29.1%	(30.2%	)	—
Investment Income Ratio	1.1%		1.4%	1.5%	—		—
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$945		$707	$508	$158		$—
Units Outstanding	91		64	57	23		—
Variable Accumulation Unit Value	$10.36		$11.03	$8.96	$6.91		$—
Total Return	(6.1%	)	23.1%	29.7%	(30.9%	)	—
Investment Income Ratio	1.0%		1.7%	1.4%	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$19
Units Outstanding	—		—	—	—		2
Variable Accumulation Unit Value	$—		$—	$—	$—		$9.11
Total Return	—		—	—	—		(8.9%	)
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Contrafund®—Initial Class							Fidelity® VIP Equity-Income—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$63,034		$71,173	$70,015	$58,105		$106,766	$22,309		$23,670	$22,603	$18,622		$34,182
2,227		2,435	2,786	3,121		3,268	1,125		1,197	1,306	1,400		1,459
$28.31		$29.25	$25.13	$18.65		$32.66	$19.83		$19.78	$17.29	$13.38		$23.49
(3.2%	)	16.4%	34.8%	(42.9%	)	16.8%	0.3%		14.3%	29.3%	(43.1%	)	0.8%
1.0%		1.2%	1.4%	1.0%		1.0%	2.5%		1.8%	2.3%	2.5%		1.8%

$45,673		$50,864	$47,769	$37,491		$68,721	$13,493		$14,758	$14,340	$11,580		$21,778
2,717		2,932	3,210	3,403		3,567	972		1,067	1,187	1,242		1,334
$16.83		$17.35	$14.88	$11.02		$19.26	$13.90		$13.84	$12.08	$9.32		$16.33
(3.0%	)	16.6%	35.0%	(42.8%	)	17.0%	0.5%		14.6%	29.6%	(42.9%	)	1.0%
1.0%		1.2%	1.4%	1.0%		1.0%	2.4%		1.8%	2.3%	2.5%		1.8%

$12,651		$12,491	$8,458	$5,558		$6,943	$2,402		$3,147	$2,779	$2,062		$3,044
697		671	532	475		341	172		227	231	223		189
$18.15		$18.62	$15.89	$11.71		$20.36	$13.98		$13.84	$12.02	$9.23		$16.10
(2.5%	)	17.2%	35.7%	(42.5%	)	17.6%	1.0%		15.1%	30.2%	(42.7%	)	1.5%
1.0%		1.4%	1.5%	1.1%		1.0%	2.0%		1.9%	2.5%	2.7%		2.2%

$40,887		$42,090	$34,824	$23,771		$35,272	$15,681		$15,808	$13,459	$9,793		$15,397
2,256		2,262	2,190	2,030		1,731	1,132		1,151	1,123	1,070		963
$18.14		$18.61	$15.88	$11.70		$20.35	$13.87		$13.73	$11.93	$9.16		$15.97
(2.5%	)	17.2%	35.7%	(42.5%	)	17.6%	1.0%		15.1%	30.2%	(42.7%	)	1.5%
1.0%		1.3%	1.5%	1.1%		1.0%	2.5%		1.9%	2.4%	2.7%		2.0%

$22		$—	$—	$—		$—	$—		$—	$—	$—		$—
2		—	—	—		—	—		—	—	—		—
$9.20		$—	$—	$—		$—	$9.49		$—	$—	$—		$—
(8.0%	)	—	—	—		—	(5.1%	)	—	—	—		—
2.9%		—	—	—		—	3.7%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

Fidelity® VIP Growth—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 3 Policies (c)
Net Assets	$3,420	$3,486	$2,878	$2,379		$2,257
Units Outstanding	302	308	316	335		168
Variable Accumulation Unit Value	$11.33	$11.31	$9.11	$7.10		$13.44
Total Return	0.2%	24.2%	28.3%	(47.2%	)	27.0%
Investment Income Ratio	0.4%	0.3%	0.5%	1.1%		0.6%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Index 500—Initial Class							Fidelity® VIP Investment Grade Bond—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$9,276		$8,750	$6,905	$3,787		$2,818	$935	$960	$980	$860		$795
719		692	626	436		204	59	64	70	71		64
$12.91		$12.65	$11.00	$8.68		$13.78	$16.11	$15.01	$13.92	$12.03		$12.44
2.0%		15.0%	26.6%	(37.0%	)	5.4%	7.3%	7.8%	15.7%	(3.2%	)	4.3%
2.0%		2.1%	2.8%	3.3%		3.8%	4.8%	3.5%	8.6%	3.6%		3.3%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$30		$—	$—	$—		$—	$123	$—	$—	$—		$—
3		—	—	—		—	11	—	—	—		—
$9.63		$—	$—	$—		$—	$10.78	$—	$—	$—		$—
(3.7%	)	—	—	—		—	7.8%	—	—	—		—
4.2%		—	—	—		—	6.5%	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Mid Cap—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$4,063		$5,008	$3,586	$2,460		$3,434
Units Outstanding	168		185	170	164		138
Variable Accumulation Unit Value	$24.25		$27.13	$21.06	$15.03		$24.82
Total Return	(10.6%	)	28.8%	40.1%	(39.4%	)	15.6%
Investment Income Ratio	0.2%		0.4%	0.7%	0.5%		0.9%
Group 4 Policies (d)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$28		$—	$—	$—		$—
Units Outstanding	3		—	—	—		—
Variable Accumulation Unit Value	$8.55		$—	$—	$—		$—
Total Return	(14.5%	)	—	—	—		—
Investment Income Ratio	0.6%		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas—Initial Class							Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008

$—		$—	$—	$—		$—	$—		$862		$768	$622	$379
—		—	—	—		—	—		101		84	76	62
$—		$—	$—	$—		$—	$—		$8.50		$9.18	$8.19	$6.10
—		—	—	—		—	—		(7.4%	)	12.1%	34.3%	(39.0%	)
—		—	—	—		—	—		1.5%		2.4%	1.7%	2.0%

$—		$—	$—	$—		$—	$—		$890		$817	$800	$415
—		—	—	—		—	—		99		87	95	66
$—		$—	$—	$—		$—	$—		$8.75		$9.43	$8.40	$6.24
—		—	—	—		—	—		(7.2%	)	12.3%	34.6%	(37.6%	)
—		—	—	—		—	—		1.5%		2.2%	1.8%	1.9%

$4,937		$6,346	$4,661	$3,329		$4,219	$—		$—		$—	$—	$—
350		373	310	280		199	—		—		—	—	—
$14.10		$17.02	$15.05	$11.89		$21.16	$—		$—		$—	$—	$—
(17.2%	)	13.1%	26.5%	(43.8%	)	17.3%	—		—		—	—	—
1.3%		1.5%	2.3%	3.2%		3.3%	—		—		—	—	—

$—		$—	$—	$—		$—	$—		$2,328		$1,753	$1,101	$524
—		—	—	—		—	—		259		182	129	83
$—		$—	$—	$—		$—	$—		$8.98		$9.63	$8.53	$6.31
—		—	—	—		—	—		(6.7%	)	12.9%	35.2%	(36.9%	)
—		—	—	—		—	—		1.4%		2.5%	1.7%	1.6%

$2		$—	$—	$—		$—	$10		$3		$—	$—	$—
—		—	—	—		—	1		—		—	—	—
$7.97		$—	$—	$—		$—	$9.21		$9.19		$—	$—	$—
(20.3%	)	—	—	—		—	(7.9%	)	(8.1%	)	—	—	—
2.3%		—	—	—		—	7.1%		—		—	—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares		Janus Aspen Balanced Portfolio—Institutional Shares
	2011		2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$38,960	$41,538	$41,624	$36,589		$46,207
Units Outstanding	—		1,234	1,327	1,431	1,573		1,665
Variable Accumulation Unit Value	$—		$31.59	$31.30	$29.08	$23.26		$27.84
Total Return	—		0.9%	7.6%	25.0%	(16.4%	)	9.8%
Investment Income Ratio	—		2.4%	2.8%	3.0%	2.7%		2.5%
Group 2 Policies (b)
Net Assets	$—		$51,563	$56,581	$58,460	$50,629		$65,146
Units Outstanding	—		2,845	3,158	3,519	3,816		4,111
Variable Accumulation Unit Value	$—		$18.12	$17.92	$16.62	$13.27		$15.84
Total Return	—		1.1%	7.8%	25.3%	(16.3%	)	10.0%
Investment Income Ratio	—		2.4%	2.8%	3.0%	2.7%		2.6%
Group 3 Policies (c)
Net Assets	$—		$1,977	$1,711	$1,590	$1,232		$656
Units Outstanding	—		110	97	98	95		43
Variable Accumulation Unit Value	$—		$17.93	$17.64	$16.28	$12.93		$15.37
Total Return	—		1.6%	8.4%	25.9%	(15.8%	)	10.5%
Investment Income Ratio	—		2.5%	2.8%	3.0%	2.7%		2.7%
Group 4 Policies (d)
Net Assets	$—		$18,258	$18,639	$17,219	$13,684		$15,095
Units Outstanding	—		1,010	1,048	1,050	1,052		974
Variable Accumulation Unit Value	$—		$18.07	$17.78	$16.40	$13.03		$15.48
Total Return	—		1.6%	8.4%	25.9%	(15.8%	)	10.5%
Investment Income Ratio	—		2.4%	2.9%	3.0%	2.7%		2.6%
Group 5 Policies (e)
Net Assets	$26		$—	$—	$—	$—		$—
Units Outstanding	3		—	—	—	—		—
Variable Accumulation Unit Value	$9.48		$—	$—	$—	$—		$—
Total Return	(5.2%	)	—	—	—	—		—
Investment Income Ratio	1.5%		—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Janus Aspen Enterprise Portfolio—Institutional Shares							Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$30,981		$39,189	$38,071	$29,630		$57,829
—		—	—	—		—	—		1,954		2,117	2,365	2,525		2,699
$—		$—	$—	$—		$—	$—		$15.86		$18.51	$16.10	$11.77		$21.42
—		—	—	—		—	—		(14.3%	)	15.0%	36.7%	(45.0%	)	8.9%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.2%		0.8%

$—		$—	$—	$—		$—	$—		$31,659		$40,351	$38,010	$29,150		$56,285
—		—	—	—		—	—		3,608		3,944	4,282	4,497		4,782
$—		$—	$—	$—		$—	$—		$8.78		$10.23	$8.88	$6.48		$11.77
—		—	—	—		—	—		(14.2%	)	15.3%	37.0%	(44.9%	)	9.1%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.2%		0.8%

$940		$841	$772	$1,026		$462	$—		$1,444		$1,622	$1,349	$1,055		$1,019
48		42	48	93		24	—		139		135	130	140		75
$19.79		$20.07	$15.95	$11.01		$19.57	$—		$10.36		$12.01	$10.36	$7.53		$13.60
(1.4%	)	25.8%	44.8%	(43.7%	)	22.0%	—		(13.7%	)	15.8%	37.7%	(44.7%	)	9.6%
—		0.1%	—	0.3%		0.2%	—		0.6%		0.6%	1.4%	1.4%		0.8%

$—		$—	$—	$—		$—	$—		$7,733		$8,893	$7,523	$5,019		$7,824
—		—	—	—		—	—		696		690	675	623		532
$—		$—	$—	$—		$—	$—		$11.11		$12.88	$11.12	$8.07		$14.59
—		—	—	—		—	—		(13.7%	)	15.8%	37.7%	(44.7%	)	9.6%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.3%		0.8%

$46		$—	$—	$—		$—	$8		$—		$—	$—	$—		$—
5		—	—	—		—	1		—		—	—	—		—
$9.23		$—	$—	$—		$—	$8.95		$—		$—	$—	$—		$—
(7.7%	)	—	—	—		—	(10.5%	)	—		—	—	—		—
—		—	—	—		—	0.5%		—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	LVIP Baron Growth Opportunities Fund—Service Class		MFS® Investors Trust Series—Initial Class
	2011		2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 3 Policies (c)
Net Assets	$—		$135		$138	$118	$149		$203
Units Outstanding	—		10		10	10	16		14
Variable Accumulation Unit Value	$—		$13.23		$13.52	$12.17	$9.59		$14.33
Total Return	—		(2.2%	)	11.1%	26.9%	(33.1%	)	10.3%
Investment Income Ratio	—		0.9%		1.2%	1.7%	0.7%		0.7%
Group 4 Policies (d)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$9.81		$—		$—	$—	$—		$—
Total Return	(1.9%	)	—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series—Initial Class							MFS® Research Series— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$1,857		$2,270	$1,477	$904		$524	$123		$148	$111	$111		$111
112		123	109	109		38	10		12	11	14		9
$16.60		$18.50	$13.57	$8.32		$13.71	$12.00		$12.06	$10.40	$7.97		$12.47
(10.3%	)	36.3%	63.2%	(39.3%	)	2.5%	(0.5%	)	15.9%	30.5%	(36.1%	)	3.0%
—		—	—	—		—	0.9%		0.9%	1.4%	0.5%		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$8.37		$—	$—	$—		$—	$—		$—	$—	$—		$—
(16.3%	)	—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Utilities Series— Initial Class						MFS® Value Series— Initial Class
	2011	2010	2009	2008		2007	2011

Group 1 Policies (a)
Net Assets	$3,501	$2,528	$1,594	$708		$—	$—
Units Outstanding	355	271	194	115		—	—
Variable Accumulation Unit Value	$9.86	$9.30	$8.23	$6.22		$—	$—
Total Return	6.0%	13.0%	32.3%	(37.8%	)	—	—
Investment Income Ratio	3.3%	3.0%	4.7%	—		—	—
Group 2 Policies (b)
Net Assets	$2,647	$1,680	$1,128	$463		$—	$—
Units Outstanding	266	180	137	74		—	—
Variable Accumulation Unit Value	$9.93	$9.35	$8.25	$6.23		$—	$—
Total Return	6.3%	13.2%	32.6%	(37.7%	)	—	—
Investment Income Ratio	3.4%	3.2%	4.4%	—		—	—
Group 3 Policies (c)
Net Assets	$1,676	$1,517	$1,177	$811		$1,629	$—
Units Outstanding	51	49	43	40		50	—
Variable Accumulation Unit Value	$33.17	$31.07	$27.30	$20.49		$32.87	$—
Total Return	6.8%	13.8%	33.2%	(37.7%	)	27.9%	—
Investment Income Ratio	3.3%	3.1%	4.8%	1.1%		0.6%	—
Group 4 Policies (d)
Net Assets	$6,319	$4,343	$2,400	$780		$—	$—
Units Outstanding	620	456	286	123		—	—
Variable Accumulation Unit Value	$10.19	$9.54	$8.38	$6.29		$—	$—
Total Return	6.8%	13.8%	33.2%	(37.1%	)	—	—
Investment Income Ratio	3.2%	3.0%	4.0%	—		—	—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—	$—
Units Outstanding	—	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—	$9.48
Total Return	—	—	—	—		—	(5.2%	)
Investment Income Ratio	—	—	—	—		—	2.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MFS® VIT II International Value Portfolio		Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I Shares							PIMCO Global Bond— Administrative Class Shares
2011		2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$—		$607		$540	$397	$400		$183	$278	$288	$190	$214		$77
—		32		29	27	36		9	17	19	14	19		7
$—		$18.73		$18.64	$14.44	$10.97		$19.37	$16.06	$14.93	$13.37	$11.44		$11.54
—		0.5%		29.1%	31.6%	(43.4%	)	22.5%	7.6%	11.7%	16.9%	(0.9%	)	9.7%
—		—		—	—	—		—	2.6%	2.7%	3.2%	3.2%		3.2%

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$19		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
2		—		—	—	—		—	—	—	—	—		—
$9.63		$9.47		$—	$—	$—		$—	$—	$—	$—	$—		$—
(3.7%	)	(5.3%	)	—	—	—		—	—	—	—	—		—
2.3%		—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

PIMCO Low Duration— Administrative Class Shares
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 3 Policies (c)
Net Assets	$146	$327	$398	$18		$—
Units Outstanding	12	27	35	2		—
Variable Accumulation Unit Value	$12.04	$11.91	$11.31	$9.98		$10.18
Total Return	1.1%	5.3%	13.3%	(2.0%	)	1.8%
Investment Income Ratio	1.8%	1.6%	2.5%	3.8%		6.1%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

PIMCO Real Return— Administrative Class Shares						PIMCO Total Return— Administrative Class Shares
2011	2010	2009	2008		2007	2011	2010	2009	2008	2007

$1,866	$694	$—	$—		$—	$—	$—	$—	$—	$—
163	66	—	—		—	—	—	—	—	—
$11.48	$10.35	$—	$—		$—	$—	$—	$—	$—	$—
10.9%	3.5%	—	—		—	—	—	—	—	—
1.9%	1.2%	—	—		—	—	—	—	—	—

$1,650	$730	$—	$—		$—	$—	$—	$—	$—	$—
140	70	—	—		—	—	—	—	—	—
$11.52	$10.37	$—	$—		$—	$—	$—	$—	$—	$—
11.1%	3.7%	—	—		—	—	—	—	—	—
1.9%	1.2%	—	—		—	—	—	—	—	—

$692	$636	$276	$248		$91	$2,345	$2,101	$1,489	$970	$413
47	49	23	24		8	156	145	111	82	37
$14.57	$13.05	$12.07	$10.20		$11.03	$15.02	$14.50	$13.41	$11.75	$11.22
11.7%	8.1%	18.4%	(7.5%	)	10.7%	3.6%	8.1%	14.1%	4.8%	8.8%
2.1%	1.4%	3.0%	3.4%		4.0%	2.6%	2.4%	5.1%	4.3%	3.2%

$2,923	$1,035	$—	$—		$—	$—	$—	$—	$—	$—
251	99	—	—		—	—	—	—	—	—
$11.62	$10.40	$—	$—		$—	$—	$—	$—	$—	$—
11.7%	4.0%	—	—		—	—	—	—	—	—
1.8%	1.1%	—	—		—	—	—	—	—	—

$—	$—	$—	$—		$—	$151	$—	$—	$—	$—
—	—	—	—		—	15	—	—	—	—
$—	$—	$—	$—		$—	$10.40	$—	$—	$—	$—
—	—	—	—		—	4.0%	—	—	—	—
—	—	—	—		—	2.5%	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Royce Micro-Cap Portfolio— Investment Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$3,029		$3,579	$2,595	$1,357		$2,187
Units Outstanding	239		245	230	189		171
Variable Accumulation Unit Value	$12.73		$14.58	$11.30	$7.20		$12.78
Total Return	(12.7%	)	29.1%	56.9%	(43.7%	)	3.0%
Investment Income Ratio	2.4%		2.0%	—	2.9%		1.6%
Group 2 Policies (b)
Net Assets	$2,991		$3,314	$2,581	$1,442		$2,215
Units Outstanding	234		226	228	200		174
Variable Accumulation Unit Value	$12.81		$14.65	$11.33	$7.20		$12.76
Total Return	(12.5%	)	29.3%	57.3%	(43.6%	)	3.3%
Investment Income Ratio	2.4%		1.9%	—	2.8%		1.6%
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$8,036		$8,363	$5,607	$2,725		$3,159
Units Outstanding	611		559	485	374		245
Variable Accumulation Unit Value	$13.15		$14.97	$11.52	$7.29		$12.84
Total Return	(12.1%	)	30.0%	58.0%	(43.3%	)	4.0%
Investment Income Ratio	2.5%		2.1%	—	3.1%		1.8%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Royce Small-Cap Portfolio—Investment Class								T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio							T. Rowe Price International Stock Portfolio
2011		2010	2009	2008		2007		2011		2011		2010	2009	2008		2007	2011

$3,038		$3,163	$2,265	$1,798		$1,298		$—		$13,963		$15,299	$14,419	$12,858		$21,549	$—
242		242	207	220		115		—		921		996	1,071	1,192		1,266	—
$12.56		$13.08	$10.93	$8.14		$11.26		$—		$15.16		$15.38	$13.46	$10.79		$17.01	$—
(4.0%	)	19.7%	34.3%	(27.7%	)	(2.8%	)	—		(1.4%	)	14.2%	24.7%	(36.6%	)	2.5%	—
0.3%		0.1%	—	0.9%		0.1%		—		1.7%		1.9%	2.0%	2.3%		1.7%	—

$2,608		$2,704	$2,077	$1,538		$1,513		$—		$18,087		$19,939	$18,513	$15,954		$27,215	$—
207		206	189	189		135		—		1,162		1,265	1,345	1,449		1,571	—
$12.61		$13.11	$10.93	$8.12		$11.21		$—		$15.56		$15.76	$13.77	$11.02		$17.33	$—
(3.8%	)	19.9%	34.5%	(27.5%	)	(2.6%	)	—		(1.2%	)	14.4%	25.0%	(36.4%	)	2.7%	—
0.3%		0.1%	—	0.8%		0.1%		—		1.7%		1.9%	2.0%	2.3%		1.7%	—

$—		$—	$—	$—		$—		$—		$4,283		$4,391	$3,588	$3,013		$2,085	$—
—		—	—	—		—		—		294		299	281	296		131	—
$—		$—	$—	$—		$—		$—		$14.59		$14.70	$12.78	$10.17		$15.92	$—
—		—	—	—		—		—		(0.7%	)	15.0%	25.6%	(36.1%	)	3.3%	—
—		—	—	—		—		—		1.7%		2.0%	2.0%	2.6%		1.8%	—

$5,648		$5,521	$3,955	$2,233		$1,804		$—		$20,904		$21,416	$18,413	$14,220		$20,671	$—
429		405	348	267		156		—		1,423		1,448	1,429	1,390		1,289	—
$13.16		$13.61	$11.29	$8.35		$11.47		$—		$14.68		$14.79	$12.86	$10.24		$16.02	$—
(3.3%	)	20.5%	35.2%	(27.2%	)	(2.1%	)	—		(0.7%	)	15.0%	25.6%	(36.1%	)	3.3%	—
0.3%		0.1%	—	0.8%		0.1%		—		1.7%		1.9%	2.0%	2.4%		1.8%	—

$12		$—	$—	$—		$—		$15		$3		$—	$—	$—		$—	$4
1		—	—	—		—		2		—		—	—	—		—	—
$9.34		$—	$—	$—		$—		$9.43		$9.36		$—	$—	$—		$—	$8.64
(6.6%	)	—	—	—		—		(5.7%	)	(6.4%	)	—	—	—		—	(13.6%	)
0.8%		—	—	—		—		—		3.7%		—	—	—		—	5.0%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price Limited-Term Bond Portfolio
	2011	2010	2009	2008	2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 3 Policies (c)
Net Assets	$744	$792	$744	$567	$275
Units Outstanding	54	59	57	47	23
Variable Accumulation Unit Value	$13.70	$13.48	$13.07	$12.07	$11.89
Total Return	1.6%	3.1%	8.3%	1.6%	5.5%
Investment Income Ratio	2.4%	2.8%	3.4%	3.8%	4.3%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 5 Policies (e)
Net Assets	$68	$—	$—	$—	$—
Units Outstanding	7	—	—	—	—
Variable Accumulation Unit Value	$10.17	$—	$—	$—	$—
Total Return	1.7%	—	—	—	—
Investment Income Ratio	2.1%	—	—	—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

T. Rowe Price New America Growth Portfolio		The Merger Fund VL		UIF Emerging Markets Debt Portfolio—Class I						UIF Emerging Markets Equity Portfolio—Class I
2011		2011		2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—		$—	$—	$—	$—		$—	$16,785		$22,967	$21,150	$13,732		$35,299
—		—		—	—	—	—		—	709		787	857	938		1,040
$—		$—		$—	$—	$—	$—		$—	$23.67		$29.15	$24.66	$14.62		$33.95
—		—		—	—	—	—		—	(18.8%	)	18.2%	68.7%	(56.9%	)	39.5%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$—		$—	$—	$—	$—		$—	$14,511		$20,588	$18,832	$11,863		$29,608
—		—		—	—	—	—		—	589		679	735	782		842
$—		$—		$—	$—	$—	$—		$—	$24.70		$30.35	$25.62	$15.16		$35.13
—		—		—	—	—	—		—	(18.6%	)	18.4%	69.0%	(56.8%	)	39.8%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$—		$1,134	$831	$744	$552		$314	$1,475		$1,879	$1,210	$614		$1,646
—		—		55	43	42	41		20	54		56	43	37		43
$—		$—		$20.76	$19.39	$17.67	$13.57		$15.96	$27.51		$33.64	$28.26	$16.64		$38.36
—		—		7.0%	9.7%	30.2%	(15.0%	)	6.5%	(18.2%	)	19.0%	69.8%	(56.6%	)	40.5%
—		—		3.3%	4.1%	7.8%	7.7%		7.3%	0.4%		0.6%	—	—		0.4%

$—		$—		$—	$—	$—	$—		$—	$17,467		$21,910	$18,284	$8,782		$17,670
—		—		—	—	—	—		—	618		634	628	513		447
$—		$—		$—	$—	$—	$—		$—	$28.27		$34.56	$29.04	$17.10		$39.42
—		—		—	—	—	—		—	(18.2%	)	19.0%	69.8%	(56.6%	)	40.5%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$44		$—	$—	$—	$—		$—	$2		$—	$—	$—		$—
—		4		—	—	—	—		—	—		—	—	—		—
$9.30		$9.95		$—	$—	$—	$—		$—	$8.74		$—	$—	$—		$—
(7.0%	)	(0.5%	)	—	—	—	—		—	(12.6%	)	—	—	—		—
0.7%		12.8%		—	—	—	—		—	0.3%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF U.S. Real Estate Portfolio—Class I
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$2,153	$1,800	$455	$416		$—
Units Outstanding	223	196	64	75		—
Variable Accumulation Unit Value	$9.64	$9.16	$7.10	$5.57		$—
Total Return	5.2%	29.1%	27.5%	(44.3%	)	—
Investment Income Ratio	0.9%	2.2%	3.1%	1.6%		—
Group 2 Policies (b)
Net Assets	$1,305	$1,026	$404	$151		$—
Units Outstanding	133	111	57	27		—
Variable Accumulation Unit Value	$9.71	$9.21	$7.12	$5.58		$—
Total Return	5.4%	29.3%	27.7%	(44.2%	)	—
Investment Income Ratio	0.9%	2.4%	3.9%	2.9%		—
Group 3 Policies (c)
Net Assets	$1,556	$1,475	$1,021	$678		$880
Units Outstanding	65	65	58	50		40
Variable Accumulation Unit Value	$24.07	$22.73	$17.49	$13.62		$21.94
Total Return	5.9%	30.0%	28.4%	(37.9%	)	(17.1%	)
Investment Income Ratio	0.8%	2.0%	3.2%	3.5%		1.2%
Group 4 Policies (d)
Net Assets	$2,970	$2,248	$779	$1,348		$—
Units Outstanding	292	234	106	233		—
Variable Accumulation Unit Value	$10.18	$9.61	$7.39	$5.76		$—
Total Return	5.9%	30.0%	28.4%	(42.4%	)	—
Investment Income Ratio	0.8%	1.2%	4.6%	3.4%		—
Group 5 Policies(e)
Net Assets	$2	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$10.01	$—	$—	$—		$—
Total Return	0.1%	—	—	—		—
Investment Income Ratio	0.1%	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class							Van Eck VIP Multi-Manager Alternatives—Initial Class							Victory VIF Diversified Stock Fund— Class A Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007	2011

$10,859		$14,175	$11,490	$6,746		$11,631	$—		$—	$—	$—		$—	$—
599		648	674	620		570	—		—	—	—		—	—
$18.14		$21.87	$17.04	$10.89		$20.36	$—		$—	$—	$—		$—	$—
(17.0%	)	28.3%	56.4%	(46.5%	)	44.0%	—		—	—	—		—	—
1.2%		0.4%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$8,865		$10,619	$8,680	$5,151		$8,621	$—		$—	$—	$—		$—	$—
502		500	524	488		438	—		—	—	—		—	—
$17.69		$21.28	$16.55	$10.56		$19.69	$—		$—	$—	$—		$—	$—
(16.9%	)	28.6%	56.7%	(46.4%	)	44.4%	—		—	—	—		—	—
1.1%		0.4%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$2,274		$3,130	$2,237	$1,318		$1,966	$1,076		$1,234	$1,101	$627		$477	$—
66		74	68	63		51	99		111	104	67		44	—
$35.48		$42.46	$32.86	$20.86		$38.71	$10.91		$11.16	$10.63	$9.34		$10.74	$—
(16.5%	)	29.2%	57.5%	(46.1%	)	45.4%	(2.3%	)	5.0%	13.9%	(13.1%	)	4.1%	—
1.2%		0.3%	0.3%	0.3%		0.1%	0.9%		—	0.2%	0.1%		0.4%	—

$21,347		$24,027	$17,513	$8,497		$12,922	$—		$—	$—	$—		$—	$—
1,134		1,066	1,002	761		627	—		—	—	—		—	—
$18.83		$22.54	$17.44	$11.07		$20.55	$—		$—	$—	$—		$—	$—
(16.5%	)	29.2%	57.5%	(46.1%	)	45.4%	—		—	—	—		—	—
1.1%		0.3%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$22		$—	$—	$—		$—	$60		$—	$—	$—		$—	$26
3		—	—	—		—	6		—	—	—		—	3
$8.11		$—	$—	$—		$—	$9.67		$—	$—	$—		$—	$8.90
(18.9%	)	—	—	—		—	(3.3%	)	—	—	—		—	(11.0%	)
—		—	—	—		—	—		—	—	—		—	0.7%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012